UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund

(Ticker: PSYPX)

Palmer Square Ultra-Short Duration Investment Grade Fund

(Ticker: PSDSX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2021

Palmer Square Funds

Each a series of Investment Managers Series Trust

Table of Contents

Income Plus Fund
Schedule of Investments	1
Statement of Assets and Liabilities	32
Statement of Operations	33
Statements of Changes in Net Assets	34
Financial Highlights	35

Ultra-Short Duration Investment Grade Fund
Schedule of Investments	36
Statement of Assets and Liabilities	50
Statement of Operations	51
Statements of Changes in Net Assets	52
Financial Highlights	53
Notes to Financial Statements	54
Supplemental Information	74
Expense Examples	78

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 10.7%
2,250,000	Ali Group North America Corp. 2.000% (1-Month USD Libor+200 basis points), 12/20/2028[2,3,4,5,6]	$2,239,065
408,788	Alterra Mountain Co. 4.000% (1-Month USD Libor+350 basis points), 8/17/2028[3,5,6]	408,788
828,378	APLP Holdings LP 4.750% (1-Month USD Libor+375 basis points), 5/18/2027[3,5,6,7]	837,698
1,379,000	Aristocrat International Pty Ltd. 4.750% (1-Month USD Libor+375 basis points), 10/19/2024[3,5,6,7]	1,387,191
1,989,924	Asplundh Tree Expert LLC 1.840% (1-Month USD Libor+175 basis points), 9/4/2027[3,5,6]	1,984,402
737,417	Astoria Energy LLC 4.500% (1-Month USD Libor+350 basis points), 12/10/2027[3,5,6]	736,683
	Asurion LLC
1,009,188	3.215% (1-Month USD Libor+300 basis points), 11/3/2023[3,5,6]	1,007,927
1,480,251	3.354% (1-Month USD Libor+325 basis points), 12/23/2026[3,5,6]	1,472,235
1,000,000	Avaya, Inc. 4.360% (1-Month USD Libor+425 basis points), 12/15/2027[3,5,6]	1,004,275
2,184,766	Axalta Coating Systems U.S. Holdings, Inc. 1.882% (3-Month USD Libor+175 basis points), 6/1/2024[2,3,4,5,6]	2,186,131
2,491,241	Beacon Roofing Supply, Inc. 2.340% (1-Month USD Libor+250 basis points), 5/19/2028[2,3,4,5,6]	2,480,341
1,240,625	Belron Finance U.S. LLC 3.250% (1-Month USD Libor+275 basis points), 4/30/2028[3,5,6]	1,242,021
2,014,177	Berry Global, Inc. 1.864% (1-Month USD Libor+175 basis points), 7/1/2026[3,5,6]	2,003,603
1,469,030	Boyd Gaming Corp. 2.327% (3-Month USD Libor+225 basis points), 9/15/2023[3,5,6]	1,470,227
1,397,823	Brown Group Holding LLC 3.000% (1-Month USD Libor+275 basis points), 6/7/2028[3,5,6]	1,396,949
1,990,000	Cable One, Inc. 2.090% (1-Month USD Libor+200 basis points), 5/3/2028[3,5,6]	1,993,323
742,514	Canada Goose, Inc. 4.250% (1-Month USD Libor+350 basis points), 10/7/2027[3,5,6,7]	744,990
850,832	Carroll County Energy LLC 3.724% (3-Month USD Libor+350 basis points), 2/15/2026[3,6]	835,942
1,042,817	Change Healthcare Holdings LLC 3.500% (1-Month USD Libor+250 basis points), 3/1/2024[3,5,6]	1,042,963
427,978	Charter Communications Operating LLC 1.600% (3-Month USD Libor+150 basis points), 3/31/2023[3,6]	427,978
1,736,875	Citadel Securities LP 2.590% (1-Month USD Libor+250 basis points), 2/2/2028[3,5,6]	1,727,956
	Covanta Holding Corp.
1,162,892	3.000% (1-Month USD Libor+250 basis points), 11/17/2028[2,3,4,5,6]	1,165,508

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
87,108	3.000% (1-Month USD Libor+250 basis points), 11/17/2028[2,3,4,5,6]	$87,304
1,444,552	EFS Cogen Holdings I LLC 4.500% (1-Month USD Libor+350 basis points), 10/1/2027[3,5,6]	1,426,495
961,724	Ensemble RCM LLC 3.879% (3-Month USD Libor+375 basis points), 8/1/2026[3,5,6]	962,623
733,122	Exgen Renewables LLC 3.500% (3-Month USD Libor+275 basis points), 12/15/2027[3,5,6]	734,325
2,490,000	FleetCor Technologies Operating Co. LLC 1.840% (1-Month USD Libor+175 basis points), 4/30/2028[2,3,4,5,6]	2,463,855
1,216,269	Gates Global LLC 3.250% (1-Month USD Libor+275 basis points), 3/31/2027[3,5,6]	1,215,126
822,051	Gemini HDPE LLC 3.500% (1-Month USD Libor+300 basis points), 12/31/2027[3,5,6]	822,306
1,485,028	Great Outdoors Group LLC 4.500% (1-Month USD Libor+375 basis points), 3/5/2028[3,5,6]	1,488,585
1,492,500	GVC Holdings Gibraltar Ltd. 3.000% (1-Month USD Libor+250 basis points), 3/16/2027[3,5,6,7]	1,491,007
3,341	Harbor Freight Tools USA, Inc. 3.250% (1-Month USD Libor+275 basis points), 10/19/2027[3,5,6]	3,339
2,250,000	Hilton Worldwide Finance LLC 1.833% (3-Month USD Libor+175 basis points), 6/21/2026[3,5,6]	2,234,002
1,500,000	II-VI, Inc. 3.250% (1-Month USD Libor+275 basis points), 12/8/2028[2,3,4,5,6]	1,500,315
1,308,883	Inmar, Inc. 5.000% (3-Month USD Libor+400 basis points), 5/1/2024[3,5,6]	1,309,570
1,250,000	Installed Building Products, Inc. 2.750% (1-Month USD Libor+225 basis points), 12/14/2028[3,5,6]	1,252,606
491,465	Invenergy Thermal Operating I LLC 3.090% (1-Month USD Libor+300 basis points), 8/28/2025[3,5,6]	486,551
2,250,000	IQVIA, Inc. 1.882% (1-Month USD Libor+175 basis points), 6/11/2025[3,5,6]	2,245,320
990,000	Jane Street Group LLC 2.840% (1-Month USD Libor+275 basis points), 1/26/2028[3,5,6]	983,709
2,139,003	JBS USA LUX S.A. 2.092% (1-Month USD Libor+200 basis points), 5/1/2026[2,3,4,5,6,7]	2,137,420
1,386,000	LogMeIn, Inc. 4.839% (1-Month USD Libor+475 basis points), 8/31/2027[3,5,6]	1,380,220
1,750,000	Lorca Finco Plc 3.500% (3-Month EUR Libor+375 basis points), 9/18/2027[3,5,6]	1,986,830
1,091,225	McAfee LLC 3.852% (3-Month USD Libor+375 basis points), 9/29/2024[3,5,6]	1,093,473
1,700,000	MKS Instruments, Inc. 2.750% (1-Month USD Libor+225 basis points), 10/22/2028[2,3,4,5,6]	1,698,512

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
2,300,000	NAB Holdings LLC 3.500% (SOFR Rate+300 basis points), 11/29/2028[3,5,6]	$2,291,536
	National Mentor Holdings, Inc.
921,297	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[3,5,6]	912,660
42,974	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[2,3,4,5,6]	42,571
29,155	4.500% (1-Month USD Libor+375 basis points), 3/2/2028[3,5,6]	28,881
1,481,108	Nexus Buyer LLC 3.854% (1-Month USD Libor+375 basis points), 11/8/2026[3,5,6]	1,476,347
824,500	NFP Corp. 3.340% (1-Month USD Libor+325 basis points), 2/13/2027[3,6]	812,586
2,186,910	ON Semiconductor Corp. 2.090% (1-Month USD Libor+200 basis points), 9/19/2026[3,5,6]	2,187,599
959,896	Oregon Clean Energy LLC 4.750% (3-Month USD Libor+375 basis points), 3/1/2026[3,5,6]	884,477
1,157,000	Organon & Co. 3.500% (1-Month USD Libor+300 basis points), 6/2/2028[3,5,6]	1,159,771
1,178,500	Ortho-Clinical Diagnostics S.A. 5.306% (3-Month USD Libor+325 basis points), 6/30/2025[2,3,4,5,6,7]	1,179,225
1,381,760	PCI Gaming Authority 2.604% (1-Month USD Libor+250 basis points), 5/31/2026[3,5,6]	1,377,767
2,269,313	Pilot Travel Centers LLC 2.104% (1-Month USD Libor+200 basis points), 8/6/2028[2,3,4,5,6]	2,258,772
1,300,000	Plastipak Packaging, Inc. 2.610% (1-Month USD Libor+250 basis points), 12/1/2028[3,5,6]	1,298,778
1,240,625	Playtika Holding Corp. 2.840% (1-Month USD Libor+275 basis points), 3/11/2028[3,5,6]	1,237,263
1,488,769	PODS LLC 3.750% (1-Month USD Libor+300 basis points), 3/31/2028[3,5,6]	1,485,560
1,492,481	Prime Security Services Borrower LLC 3.500% (1-Month USD Libor+275 basis points), 9/23/2026[3,5,6]	1,492,817
1,484,848	Quikrete Holdings, Inc. 2.590% (1-Month USD Libor+250 basis points), 1/31/2027[3,5,6]	1,470,646
2,493,750	RH 3.000% (1-Month USD Libor+250 basis points), 10/20/2028[2,3,4,5,6]	2,491,880
328,833	Sabert Corp. 5.500% (1-Month USD Libor+450 basis points), 12/10/2026[3,5,6]	329,246
2,215,128	Select Medical Corp. 2.350% (3-Month USD Libor+250 basis points), 3/6/2025[2,3,4,5,6]	2,205,437
2,042,841	Seminole Tribe of Florida, Inc. 1.854% (3-Month USD Libor+175 basis points), 7/6/2024[3,5,6]	2,042,841
745,000	SkyMiles IP Ltd. 4.750% (3-Month USD Libor+375 basis points), 10/20/2027[3,5,6,7]	789,700

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,485,028	Sophia LP 4.000% (1-Month USD Libor+350 basis points), 10/7/2027[3,5,6]	$1,486,328
1,496,250	Stars Group Holdings B.V. 2.382% (1-Month USD Libor+225 basis points), 7/21/2026[3,5,6,7]	1,492,801
994,819	Summit Materials LLC 2.092% (3-Month USD Libor+200 basis points), 11/21/2024[3,5,6]	995,813
1,481,203	TIBCO Software, Inc. 3.860% (1-Month USD Libor+375 basis points), 7/3/2026[3,5,6]	1,471,945
995,000	Tory Burch LLC 3.500% (1-Month USD Libor+350 basis points), 4/16/2028[3,5,6]	995,000
1,485,000	Tosca Services LLC 4.250% (1-Month USD Libor+350 basis points), 8/18/2027[3,5,6]	1,484,079
2,000,000	Trans Union LLC 2.750% (1-Month USD Libor+225 basis points), 12/1/2028[2,3,4,5,6]	1,997,500
	Travelport Finance Luxembourg Sarl
12,330	9.750% (1-Month USD Libor+700 basis points), 2/28/2025[3,6,7]	12,708
290,813	6.882% (3-Month USD Libor+675 basis points), 5/29/2026[3,6,7]	242,974
2,036,511	Vistra Operations Co. LLC 1.856% (1-Month USD Libor+175 basis points), 12/31/2025[3,5,6]	2,023,864
1,736,875	WEX, Inc. 2.340% (1-Month USD Libor+225 basis points), 4/1/2028[3,5,6]	1,729,997
1,012,318	Zebra Buyer LLC 3.750% (1-Month USD Libor+325 basis points), 11/2/2028[3,5,6]	1,016,114
750,000	Ziggo Financing Partnership 2.610% (1-Month USD Libor+250 basis points), 4/30/2028[3,5,6]	742,969
	TOTAL BANK LOANS
	(Cost $103,556,238)	103,948,141
	BONDS — 80.0%
	ASSET-BACKED SECURITIES — 44.6%
	AB BSL CLO 1 Ltd.
6,500,000	Series 2020-1A, Class B, 2.174% (3-Month USD Libor+205 basis points), 1/15/2033[5,6,8]	6,505,974
500,000	Series 2020-1A, Class E, 8.634% (3-Month USD Libor+851 basis points), 1/15/2033[5,6,8]	501,097
4,000,000	AIMCO CLO 16 Ltd. Series 2021-16A, Class A, 1.375% (3-Month USD Libor+113 basis points), 1/17/2035[5,6,8]	4,000,224
1,625,000	Allegany Park CLO Ltd. Series 2019-1A, Class D, 3.832% (3-Month USD Libor+370 basis points), 1/20/2033[5,6,8]	1,627,504
1,905,971	Ally Auto Receivables Trust Series 2019-1, Class A3, 2.910%, 9/15/2023[5]	1,916,869

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,500,000	AMMC CLO Ltd. Series 2013-13A, Class A1R2, 1.175% (3-Month USD Libor+105 basis points), 7/24/2029[5,6,8]	$2,497,544
1,000,000	Annisa CLO Series 2016-2A, Class DR, 3.132% (3-Month USD Libor+300 basis points), 7/20/2031[5,6,8]	1,001,013
1,750,000	Apidos CLO Series 2015-21A, Class DR, 5.322% (3-Month USD Libor+520 basis points), 7/18/2027[5,6,8]	1,750,301
2,250,000	Apidos CLO Series 2012-11A, Class DR3, 3.872% (3-Month USD Libor+375 basis points), 4/17/2034[5,6,8]	2,275,631
1,750,000	Ares XXXVIII CLO Ltd. Series 2015-38A, Class DR, 2.632% (3-Month USD Libor+250 basis points), 4/20/2030[5,6,8]	1,673,478
	ASSURANT CLO Ltd.
2,000,000	Series 2019-5A, Class E, 7.464% (3-Month USD Libor+734 basis points), 1/15/2033[5,6,8]	2,000,450
1,000,000	Series 2017-1A, Class ER, 7.330% (3-Month USD Libor+720 basis points), 10/20/2034[5,6,8]	990,084
2,467,500	Atrium Series 12A, Class DR, 2.928% (3-Month USD Libor+280 basis points), 4/22/2027[5,6,8]	2,469,162
1,250,000	Babson CLO Ltd. Series 2016-1A, Class DR, 3.174% (3-Month USD Libor+305 basis points), 7/23/2030[5,6,8]	1,251,567
1,500,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 6.874% (3-Month USD Libor+675 basis points), 7/15/2032[5,6,8]	1,477,591
	Barings CLO Ltd.
2,000,000	Series 2013-IA, Class DR, 2.682% (3-Month USD Libor+255 basis points), 1/20/2028[5,6,8]	2,002,493
1,000,000	Series 2017-1A, Class E, 6.122% (3-Month USD Libor+600 basis points), 7/18/2029[5,6,8]	1,003,740
1,000,000	Series 2018-2A, Class C, 2.824% (3-Month USD Libor+270 basis points), 4/15/2030[5,6,8]	998,684
1,000,000	Series 2020-4A, Class D1, 3.832% (3-Month USD Libor+370 basis points), 1/20/2032[5,6,8]	1,001,303
1,200,000	Series 2019-2A, Class DR, 6.904% (3-Month USD Libor+678 basis points), 4/15/2036[5,6,8]	1,200,078
2,500,000	Series 2019-1A, Class ER, 6.984% (3-Month USD Libor+686 basis points), 4/15/2036[5,6,8]	2,504,468

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2020-1A, Class DR, 3.324% (3-Month USD Libor+320 basis points), 10/15/2036[5,6,8]	$1,997,658
1,000,000	Series 2020-1A, Class ER, 6.774% (3-Month USD Libor+665 basis points), 10/15/2036[5,6,8]	993,216
500,000	Battalion CLO Ltd. Series 2020-15A, Class A1, 1.472% (3-Month USD Libor+135 basis points), 1/17/2033[5,6,8]	500,317
2,000,000	Series 2016-10A, Class CR2, 3.574% (3-Month USD Libor+345 basis points), 1/25/2035[5,6,8]	1,997,463
63,506	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 3.177%, 7/25/2034[5,9]	61,556
	Benefit Street Partners CLO Ltd.
3,000,000	Series 2013-IIIA, Class CR, 4.032% (3-Month USD Libor+390 basis points), 7/20/2029[5,6,8]	2,992,799
1,350,000	Series 2017-12A, Class C, 3.174% (3-Month USD Libor+305 basis points), 10/15/2030[5,6,8]	1,336,584
500,000	Series 2018-5BA, Class C, 3.062% (3-Month USD Libor+293 basis points), 4/20/2031[5,6,8]	493,180
500,000	Series 2018-14A, Class E, 5.482% (3-Month USD Libor+535 basis points), 4/20/2031[5,6,8]	475,059
1,000,000	Series 2019-17A, Class ER, 6.474% (3-Month USD Libor+635 basis points), 7/15/2032[5,6,8]	998,829
800,000	Series 2019-19A, Class E, 7.144% (3-Month USD Libor+702 basis points), 1/15/2033[5,6,8]	801,431
2,500,000	Series 2019-18A, Class A1R, 1.325% (3-Month USD Libor+117 basis points), 10/15/2034[5,6,8]	2,500,180
1,750,000	Series 2020-21A, Class DR, 3.434% (3-Month USD Libor+335 basis points), 10/15/2034[5,6,8]	1,740,862
750,000	Series 2020-21A, Class ER, 6.784% (3-Month USD Libor+670 basis points), 10/15/2034[5,6,8]	738,272
1,000,000	Series 2019-18A, Class ER, 6.905% (3-Month USD Libor+675 basis points), 10/15/2034[5,6,8]	986,326
1,000,000	Series 2021-24A, Class E, 6.780% (3-Month USD Libor+661 basis points), 10/20/2034[5,6,8]	988,210
	BlueMountain CLO Ltd.
1,213,939	Series 2015-2A, Class A1R, 1.052% (3-Month USD Libor+93 basis points), 7/18/2027[5,6,8]	1,214,243
750,000	Series 2020-29A, Class D2R, 4.374% (3-Month USD Libor+425 basis points), 7/25/2034[5,6,8]	743,438
625,000	Burnham Park Clo Ltd. Series 2016-1A, Class AR, 1.282% (3-Month USD Libor+115 basis points), 10/20/2029[5,6,8]	625,304

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
835,424	Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.600%, 11/15/2024[5]	$841,276
1,000,000	Carlyle Global Market Strategies CLO 2015-3 Ltd. Series 2015-3A, Class BR, 2.036% (3-Month USD Libor+190 basis points), 7/28/2028[5,6,8]	999,051
1,500,000	Carlyle U.S. CLO Ltd. Series 2019-4A, Class C, 4.124% (3-Month USD Libor+400 basis points), 1/15/2033[5,6,8]	1,502,603
	CarMax Auto Owner Trust
256,203	Series 2018-3, Class A3, 3.130%, 6/15/2023[5]	257,252
1,438,198	Series 2018-2, Class A4, 3.160%, 7/17/2023[5]	1,447,382
2,040,744	Series 2020-4, Class A2, 0.310%, 1/16/2024[5]	2,040,534
2,447,348	Series 2019-3, Class A3, 2.180%, 8/15/2024[5]	2,474,053
3,462,895	Series 2020-2, Class A3, 1.700%, 11/15/2024[5]	3,485,691
2,222,841	Series 2019-4, Class A3, 2.020%, 11/15/2024[5]	2,245,202
5,520,733	Series 2020-1, Class A3, 1.890%, 12/16/2024[5]	5,571,049
3,500,000	CBAM Ltd. Series 2018-6A, Class B2R, 2.224% (3-Month USD Libor+210 basis points), 1/15/2031[5,6,8]	3,502,888
952,971	Chase Home Lending Mortgage Trust Series 2019-ATR2, Class A11, 1.002% (1-Month USD Libor+90 basis points), 7/25/2049[5,6,8]	957,784
1,400,000	CIFC European Funding CLO Series 3X, Class D, 3.600% (3-Month EUR Libor+360 basis points), 1/15/2034[5,6]	1,603,326
	CIFC Funding Ltd.
1,981,498	Series 2015-3A, Class AR, 0.994% (3-Month USD Libor+87 basis points), 4/19/2029[5,6,8]	1,980,258
1,789,000	Series 2017-1A, Class D, 3.630% (3-Month USD Libor+350 basis points), 4/23/2029[5,6,8]	1,789,420
3,000,000	Series 2014-2RA, Class A1, 1.174% (3-Month USD Libor+105 basis points), 4/24/2030[5,6,8]	3,002,032
3,500,000	Series 2013-3RA, Class A1, 1.104% (3-Month USD Libor+98 basis points), 4/24/2031[5,6,8]	3,501,643
1,250,000	Series 2019-5A, Class DR, 7.017% (3-Month USD Libor+678 basis points), 1/15/2035[5,6,8]	1,250,000
	Citigroup Mortgage Loan Trust
262,715	Series 2019-IMC1, Class A1, 2.720%, 7/25/2049[5,8,9]	263,817
156,784	Series 2019-IMC1, Class A3, 3.030%, 7/25/2049[5,8,9]	157,707
7,040,489	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[5,8,9]	6,980,673

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Crestline Denali CLO Ltd. Series 2016-1A, Class DR, 3.474% (3-Month USD Libor+335 basis points), 10/23/2031[5,6,8]	$971,973
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 3.350% (3-Month EUR Libor+335 basis points), 1/28/2034[5,6]	2,568,184
1,977,880	Dell Equipment Finance Trust Series 2020-2, Class A2, 0.470%, 10/24/2022[5,8]	1,978,813
15,809	DLL LLC Series 2019-DA1, Class A3, 2.890%, 4/20/2023[5,8]	15,832
	Dryden CLO Ltd.
1,000,000	Series 2018-57A, Class D, 2.706% (3-Month USD Libor+255 basis points), 5/15/2031[5,6,8]	964,233
1,500,000	Series 2020-77A, Class ER, 6.030% (3-Month USD Libor+587 basis points), 5/20/2034[5,6,8]	1,473,757
2,500,000	Series 2020-86A, Class DR, 3.322% (3-Month USD Libor+320 basis points), 7/17/2034[5,6,8]	2,500,002
1,000,000	Dryden Senior Loan Fund Series 2016-45A, Class DR, 3.274% (3-Month USD Libor+315 basis points), 10/15/2030[5,6,8]	1,000,046
	Eaton Vance CLO Ltd.
1,500,000	Series 2015-1A, Class DR, 2.632% (3-Month USD Libor+250 basis points), 1/20/2030[5,6,8]	1,463,588
250,000	Series 2014-1RA, Class E, 5.824% (3-Month USD Libor+570 basis points), 7/15/2030[5,6,8]	241,134
1,000,000	Series 2018-1A, Class D, 3.324% (3-Month USD Libor+320 basis points), 10/15/2030[5,6,8]	999,519
1,850,000	Series 2019-1A, Class DR, 3.624% (3-Month USD Libor+350 basis points), 4/15/2031[5,6,8]	1,855,481
1,250,000	Series 2013-1A, Class D3R, 6.924% (3-Month USD Libor+680 basis points), 1/15/2034[5,6,8]	1,249,673
1,000,000	Series 2020-2A, Class ER, 6.610% (3-Month USD Libor+650 basis points), 1/15/2035[5,6,8]	1,000,000
	Ellington Financial Mortgage Trust
4,979,758	Series 2021-2, Class A1, 0.931%, 6/25/2066[5,8,9]	4,893,224
7,007,445	Series 2021-3, Class A1, 1.241%, 9/25/2066[5,8,9]	6,894,204
1,250,000	Elmwood CLO Ltd. Series 2020-4A, Class D, 3.722% (3-Month USD Libor+360 basis points), 1/17/2034[5,6,8]	1,259,632
2,000,000	Flatiron CLO Ltd. Series 2020-1A, Class D, 3.950% (3-Month USD Libor+379 basis points), 11/20/2033[5,6,8]	2,000,012

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Series 2020-1A, Class E, 8.010% (3-Month USD Libor+785 basis points), 11/20/2033[5,6,8]	$1,518,704
1,375,000	Series 2021-1A, Class E, 6.151% (3-Month USD Libor+600 basis points), 7/19/2034[5,6,8]	1,368,465
3,500,000	Series 2019-1A, Class AR, 1.235% (3-Month USD Libor+108 basis points), 11/16/2034[5,6,8]	3,500,134
2,913,987	Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.870%, 3/15/2024[5]	2,933,793
	Galaxy CLO Ltd.
2,874,255	Series 2017-23A, Class AR, 0.994% (3-Month USD Libor+87 basis points), 4/24/2029[5,6,8]	2,874,590
3,250,000	Series 2015-19A, Class A1RR, 1.074% (3-Month USD Libor+95 basis points), 7/24/2030[5,6,8]	3,248,254
2,000,000	Series 2013-15A, Class ARR, 1.094% (3-Month USD Libor+97 basis points), 10/15/2030[5,6,8]	1,997,190
	Generate CLO Ltd.
1,000,000	Series 9A, Class E, 6.990% (3-Month USD Libor+685 basis points), 10/20/2034[5,6,8]	980,644
750,000	Series 8A, Class ER, 7.125% (3-Month USD Libor+695 basis points), 10/20/2034[5,6,8]	733,971
2,000,000	Series 6A, Class DR, 3.749% (3-Month USD Libor+350 basis points), 1/22/2035[5,6,8]	1,999,662
	GM Financial Automobile Leasing Trust
52,198	Series 2020-2, Class A2A, 0.710%, 10/20/2022[5]	52,209
3,108,039	Series 2021-1, Class A2, 0.170%, 4/20/2023[5]	3,107,116
3,071,277	Series 2021-2, Class A2, 0.220%, 7/20/2023[5]	3,069,379
5,000,000	Series 2020-1, Class A4, 1.700%, 12/20/2023[5]	5,025,555
	GM Financial Consumer Automobile Receivables Trust
670,658	Series 2020-3, Class A2, 0.350%, 7/17/2023[5]	670,688
508,450	Series 2018-4, Class A3, 3.210%, 10/16/2023[5]	511,297
1,624,375	Series 2021-1, Class A2, 0.230%, 11/16/2023[5]	1,624,089
1,759,540	Series 2019-3, Class A3, 2.180%, 4/16/2024[5]	1,770,938
	GoldentTree Loan Management U.S. CLO Ltd.
1,000,000	Series 2021-10A, Class F, 7.922% (3-Month USD Libor+779 basis points), 7/20/2034[5,6,8]	950,016
1,000,000	Series 2020-8A, Class DR, 3.232% (3-Month USD Libor+310 basis points), 10/20/2034[5,6,8]	998,529
500,000	Series 2020-8A, Class ER, 6.282% (3-Month USD Libor+615 basis points), 10/20/2034[5,6,8]	493,688

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 2.624% (3-Month USD Libor+250 basis points), 4/15/2031[5,6,8]	$1,836,997
	Grippen Park CLO Ltd.
2,000,000	Series 2017-1A, Class A, 1.392% (3-Month USD Libor+126 basis points), 1/20/2030[5,6,8]	2,000,499
830,000	Series 2017-1A, Class E, 5.832% (3-Month USD Libor+570 basis points), 1/20/2030[5,6,8]	820,873
993,854	Harley-Davidson Motorcycle Trust Series 2021-A, Class A2, 0.220%, 4/15/2024[5]	993,751
	Highbridge Loan Management Ltd.
1,500,000	Series 7A-2015, Class DR, 2.556% (3-Month USD Libor+240 basis points), 3/15/2027[5,6,8]	1,476,834
1,000,000	Series 5A-2015, Class DRR, 3.274% (3-Month USD Libor+315 basis points), 10/15/2030[5,6,8]	967,734
	Honda Auto Receivables Owner Trust
213,371	Series 2019-1, Class A3, 2.830%, 3/20/2023[5]	214,834
1,688,184	Series 2019-3, Class A3, 1.780%, 8/15/2023[5]	1,697,878
1,015,850	Series 2019-4, Class A3, 1.830%, 1/18/2024[5]	1,023,320
4,738,422	Series 2020-2, Class A3, 0.820%, 7/15/2024[5]	4,747,653
1,850,000	HPEFS Equipment Trust Series 2021-2A, Class A2, 0.300%, 9/20/2028[5,8]	1,846,196
	HPS Loan Management Ltd.
1,250,000	Series 13A-18, Class D, 3.124% (3-Month USD Libor+300 basis points), 10/15/2030[5,6,8]	1,237,558
1,000,000	Series 6A-2015, Class CR, 2.640% (3-Month USD Libor+250 basis points), 2/5/2031[5,6,8]	974,097
500,000	Series 15A-19, Class E, 6.728% (3-Month USD Libor+660 basis points), 7/22/2032[5,6,8]	495,281
2,500,000	Series 14A-19, Class ER, 6.274% (3-Month USD Libor+615 basis points), 1/25/2034[5,6,8]	2,426,659
	Hyundai Auto Lease Securitization Trust
632,605	Series 2019-B, Class A4, 2.030%, 6/15/2023[5,8]	633,022
6,500,000	Series 2019-B, Class B, 2.130%, 11/15/2023[5,8]	6,510,055
88,978	John Deere Owner Trust Series 2020-B, Class A2, 0.410%, 3/15/2023[5]	88,982
1,500,000	KKR CLO Ltd. Series 13, Class ER, 5.072% (3-Month USD Libor+495 basis points), 1/16/2028[5,6,8]	1,489,869
1,250,000	LCM LP Series 18A, Class DR, 2.932% (3-Month USD Libor+280 basis points), 4/20/2031[5,6,8]	1,199,455

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Madison Park Funding Ltd.
825,000	Series 2015-19A, Class CR, 2.278% (3-Month USD Libor+215 basis points), 1/22/2028[5,6,8]	$823,948
1,825,000	Series 2015-19A, Class DR, 4.478% (3-Month USD Libor+435 basis points), 1/22/2028[5,6,8]	1,787,056
2,491,135	Series 2013-11A, Class AR2, 1.024% (3-Month USD Libor+90 basis points), 7/23/2029[5,6,8]	2,490,149
2,800,000	Series 2019-36A, Class D, 3.874% (3-Month USD Libor+375 basis points), 1/15/2033[5,6,8]	2,803,983
	Magnetite Ltd.
1,250,000	Series 2015-16A, Class DR, 2.272% (3-Month USD Libor+215 basis points), 1/18/2028[5,6,8]	1,241,416
1,000,000	Series 2019-22A, Class ER, 6.474% (3-Month USD Libor+635 basis points), 4/15/2031[5,6,8]	996,458
1,000,000	Series 2019-24A, Class E, 7.074% (3-Month USD Libor+695 basis points), 1/15/2033[5,6,8]	1,001,790
	Mariner CLO LLC
4,500,000	Series 2016-3A, Class BR2, 1.624% (3-Month USD Libor+150 basis points), 7/23/2029[5,6,8]	4,488,488
2,000,000	Series 2016-3A, Class DR2, 3.024% (3-Month USD Libor+290 basis points), 7/23/2029[5,6,8]	1,999,463
5,450,000	Mercedes-Benz Auto Lease Trust Series 2021-B, Class A2, 0.220%, 1/16/2024[5]	5,445,237
	MMAF Equipment Finance LLC
929,659	Series 2020-BA, Class A2, 0.380%, 8/14/2023[5,8]	929,124
2,001,777	Series 2020-A, Class A2, 0.740%, 4/9/2024[5,8]	2,002,666
	Mountain View CLO Ltd.
500,000	Series 2015-10A, Class CR, 1.972% (3-Month USD Libor+185 basis points), 10/13/2027[5,6,8]	500,661
1,175,000	Series 2019-2A, Class D, 4.494% (3-Month USD Libor+437 basis points), 1/15/2033[5,6,8]	1,179,775
1,500,000	Series 2019-1A, Class DR, 4.064% (3-Month USD Libor+394 basis points), 10/15/2034[5,6,8]	1,493,739
625,000	Neuberger Berman CLO Ltd. Series 2016-21A, Class DR2, 3.432% (3-Month USD Libor+330 basis points), 4/20/2034[5,6,8]	624,636
	Neuberger Berman Loan Advisers CLO Ltd.
1,750,000	Series 2018-27A, Class D, 2.724% (3-Month USD Libor+260 basis points), 1/15/2030[5,6,8]	1,734,638
1,250,000	Series 2019-35A, Class D, 3.824% (3-Month USD Libor+370 basis points), 1/19/2033[5,6,8]	1,251,882

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,900,000	Series 2019-34A, Class D, 4.332% (3-Month USD Libor+420 basis points), 1/20/2033[5,6,8]	$1,909,121
3,500,000	Series 2021-45A, Class A, 1.250% (3-Month USD Libor+113 basis points), 10/14/2035[5,6,8]	3,499,095
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 3.000% (3-Month EUR Libor+300 basis points), 4/17/2034[5,6]	1,123,926
	New Mountain CLO Ltd.
5,000,000	Series CLO-1A, Class AR, 1.317% (3-Month USD Libor+120 basis points), 10/15/2034[5,6,8]	5,000,135
2,000,000	Series CLO-1A, Class ER, 6.797% (3-Month USD Libor+668 basis points), 10/15/2034[5,6,8]	1,970,139
406,296	New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1, 2.492%, 9/25/2059[5,8,9]	407,969
2,209,350	Nissan Auto Lease Trust Series 2020-A, Class A3, 1.840%, 1/17/2023[5]	2,216,139
	Nissan Auto Receivables Owner Trust
1,608,498	Series 2019-B, Class A3, 2.500%, 11/15/2023[5]	1,623,642
5,697,269	Series 2019-C, Class A3, 1.930%, 7/15/2024[5]	5,743,690
2,500,000	Oak Hill Credit Partners X-R Ltd. Series 2014-10RA, Class D2R, 4.882% (3-Month USD Libor+475 basis points), 4/20/2034[5,6,8]	2,479,108
	OBX Trust
908,350	Series 2018-EXP1, Class 2A1, 0.952% (1-Month USD Libor+85 basis points), 4/25/2048[5,6,8]	913,703
881,934	Series 2020-INV1, Class A11, 1.002% (1-Month USD Libor+90 basis points), 12/25/2049[5,6,8]	882,318
49,325	Series 2019-EXP2, Class 2A1A, 1.002% (1-Month USD Libor+90 basis points), 6/25/2059[5,6,8]	49,461
7,500,000	Series 2019-EXP2, Class 2A1B, 1.002% (1-Month USD Libor+90 basis points), 6/25/2059[5,6,8]	7,518,501
	OCP CLO Ltd.
2,250,000	Series 2014-6A, Class BR, 2.272% (3-Month USD Libor+215 basis points), 10/17/2030[5,6,8]	2,250,854
1,000,000	Series 2017-14A, Class D, 5.960% (3-Month USD Libor+580 basis points), 11/20/2030[5,6,8]	991,947
500,000	Series 2020-8RA, Class D, 7.122% (3-Month USD Libor+700 basis points), 1/17/2032[5,6,8]	498,940
1,000,000	Series 2020-18A, Class ER, 6.562% (3-Month USD Libor+643 basis points), 7/20/2032[5,6,8]	990,011
2,000,000	Series 2021-22A, Class A, 1.296% (3-Month USD Libor+118 basis points), 12/2/2034[5,6,8]	1,998,505

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Series 2021-22A, Class E, 6.716% (3-Month USD Libor+660 basis points), 12/2/2034[5,6,8]	$999,988
1,000,000	Octagon 56 Ltd. Series 2021-1A, Class E, 6.652% (3-Month USD Libor+653 basis points), 10/15/2034[5,6,8]	988,339
1,000,000	Octagon Investment Partners Ltd. Series 2019-3A, Class ER, 6.874% (3-Month USD Libor+675 basis points), 7/15/2034[5,6,8]	991,278
1,000,000	OHA Credit Funding Ltd. Series 2019-2A, Class DR, 3.430% (3-Month USD Libor+330 basis points), 4/21/2034[5,6,8]	993,882
	OHA Credit Partners Ltd.
750,000	Series 2015-11A, Class DR, 3.082% (3-Month USD Libor+295 basis points), 1/20/2032[5,6,8]	743,917
2,750,000	Series 2012-7A, Class D2R3, 4.410% (3-Month USD Libor+425 basis points), 2/20/2034[5,6,8]	2,727,129
	Onslow Bay Mortgage Loan Trust
3,190,924	Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[5,8,9]	3,167,097
3,879,406	Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[5,8,9]	3,868,458
	OSD CLO Ltd.
1,000,000	Series 2021-23A, Class D, 3.166% (3-Month USD Libor+295 basis points), 4/17/2031[5,6,8,10]	1,000,000
1,000,000	Series 2021-23A, Class E, 6.216% (3-Month USD Libor+600 basis points), 4/17/2031[5,6,8,10]	1,000,000
	OZLM Ltd.
1,500,000	Series 2014-8A, Class DRR, 6.202% (3-Month USD Libor+608 basis points), 10/17/2029[5,6,8]	1,454,572
2,000,000	Series 2014-6A, Class CS, 3.252% (3-Month USD Libor+313 basis points), 4/17/2031[5,6,8]	1,971,849
2,750,000	Series 2014-9A, Class A1A3, 1.232% (3-Month USD Libor+110 basis points), 10/20/2031[5,6,8]	2,750,190
750,000	Series 2019-23A, Class DR, 3.874% (3-Month USD Libor+375 basis points), 4/15/2034[5,6,8]	745,535
1,000,000	Series 2017-19A, Class CR, 4.050% (3-Month USD Libor+383 basis points), 1/15/2035[5,6,8,10]	995,000
1,250,000	Post CLO Ltd. Series 2021-1A, Class D, 3.429% (3-Month USD Libor+330 basis points), 10/15/2034[5,6,8]	1,244,978
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 6.732% (3-Month USD Libor+661 basis points), 4/17/2034[5,6,8]	1,492,539

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Rad CLO Ltd. Series 2019-4A, Class D, 3.974% (3-Month USD Libor+385 basis points), 4/25/2032[5,6,8]	$1,000,817
1,000,000	Recette Clo Ltd. Series 2015-1A, Class FRR, 8.602% (3-Month USD Libor+847 basis points), 4/20/2034[5,6,8]	957,170
1,000,000	REESE PARK CLO Ltd. Series 2020-1A, Class ER, 6.664% (3-Month USD Libor+650 basis points), 10/15/2034[5,6,8]	1,000,003
	Regatta Funding LP
1,219,857	Series 2013-2A, Class A1R3, 0.974% (3-Month USD Libor+85 basis points), 1/15/2029[5,6,8]	1,219,255
2,500,000	Series 2013-2A, Class CR2, 3.824% (3-Month USD Libor+370 basis points), 1/15/2029[5,6,8]	2,509,353
	Regatta Funding Ltd.
1,525,000	Series 2019-2A, Class D, 4.024% (3-Month USD Libor+390 basis points), 1/15/2033[5,6,8]	1,525,890
1,500,000	Series 2016-1A, Class DR2, 3.232% (3-Month USD Libor+310 basis points), 4/20/2034[5,6,8]	1,491,588
1,500,000	Series 2016-1A, Class ER2, 6.614% (3-Month USD Libor+640 basis points), 6/20/2034[5,6,8]	1,488,328
	Rockford Tower CLO Ltd.
2,000,000	Series 2020-1A, Class D, 3.882% (3-Month USD Libor+375 basis points), 1/20/2032[5,6,8]	2,007,973
2,000,000	Series 2020-1A, Class E, 7.032% (3-Month USD Libor+690 basis points), 1/20/2032[5,6,8]	2,003,670
1,375,000	Series 2021-3A, Class E, 6.847% (3-Month USD Libor+672 basis points), 10/20/2034[5,6,8]	1,354,902
	Shackleton CLO Ltd.
1,000,000	Series 2014-6RA, Class E, 5.732% (3-Month USD Libor+561 basis points), 7/17/2028[5,6,8]	986,097
2,250,000	Series 2013-4RA, Class C, 2.992% (3-Month USD Libor+287 basis points), 4/13/2031[5,6,8]	2,145,428
	Sound Point CLO Ltd.
2,000,000	Series 2019-1A, Class DR, 3.632% (3-Month USD Libor+350 basis points), 1/20/2032[5,6,8]	1,991,570
1,500,000	Series 2019-3A, Class DR, 3.632% (3-Month USD Libor+350 basis points), 10/25/2034[5,6,8]	1,492,049
1,708,052	STAR Trust Series 2021-1, Class A1, 1.219%, 5/25/2065[5,8,9]	1,703,787
8,029,418	Starwood Mortgage Residential Trust Series 2021-5, Class A1, 1.920%, 9/25/2066[5,8,9]	8,000,641

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Stratus CLO Ltd.
2,000,000	Series 2021-1A, Class B, 1.491% (3-Month USD Libor+140 basis points), 12/29/2029[5,6,8]	$2,001,005
1,000,000	Series 2021-1A, Class C, 1.841% (3-Month USD Libor+175 basis points), 12/29/2029[5,6,8]	1,000,582
3,000,000	Symphony CLO Ltd. Series 2018-20A, Class DR, 3.872% (3-Month USD Libor+375 basis points), 1/16/2032[5,6,8]	3,002,715
1,000,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 5.479% (3-Month USD Libor+535 basis points), 10/25/2029[5,6,8]	999,995
3,500,000	TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 1.138% (3-Month USD Libor+102 basis points), 10/13/2032[5,6,8]	3,498,268
	Tesla Auto Lease Trust
843,190	Series 2020-A, Class A2, 0.550%, 5/22/2023[5,8]	843,399
2,500,000	Series 2021-B, Class A2, 0.360%, 9/22/2025[5,8]	2,485,525
	TICP CLO Ltd.
750,000	Series 2016-5A, Class ER, 5.872% (3-Month USD Libor+575 basis points), 7/17/2031[5,6,8]	718,785
2,000,000	Series 2020-15A, Class A, 1.412% (3-Month USD Libor+128 basis points), 4/20/2033[5,6,8]	2,003,794
2,500,000	Series 2016-6A, Class DR2, 3.024% (3-Month USD Libor+290 basis points), 1/15/2034[5,6,8]	2,472,603
5,000,000	Series 2017-8A, Class A1R, 1.367% (3-Month USD Libor+116 basis points), 10/20/2034[5,6,8]	4,998,802
	Toyota Auto Receivables Owner Trust
2,837,575	Series 2021-B, Class A2, 0.140%, 1/16/2024[5]	2,834,695
4,710,561	Series 2020-B, Class A3, 1.360%, 8/15/2024[5]	4,733,991
3,622,523	Toyota Lease Owner Trust Series 2021-A, Class A2, 0.270%, 9/20/2023[5,8]	3,618,383
1,000,000	Trinitas CLO Ltd. Series 2019-11A, Class D2R, 4.124% (3-Month USD Libor+400 basis points), 7/15/2034[5,6,8]	991,555
2,504,430	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[5,8,9]	2,497,182
1,500,000	VMC Finance LLC Series 2021-HT1, Class A, 1.753% (1-Month USD Libor+165 basis points), 1/18/2037[5,6,8,10]	1,500,000
3,151,115	Voya CLO Ltd. Series 2015-1A, Class A1R, 1.022% (3-Month USD Libor+90 basis points), 1/18/2029[5,6,8]	3,150,839

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2015-1A, Class CR, 2.472% (3-Month USD Libor+235 basis points), 1/18/2029[5,6,8]	$1,898,698
750,000	Series 2017-1A, Class C, 3.452% (3-Month USD Libor+333 basis points), 4/17/2030[5,6,8]	739,797
1,750,000	Series 2017-2A, Class A1R, 1.104% (3-Month USD Libor+98 basis points), 6/7/2030[5,6,8]	1,750,554
1,902,151	Series 2013-1A, Class A1AR, 1.334% (3-Month USD Libor+121 basis points), 10/15/2030[5,6,8]	1,902,804
1,000,000	Series 2013-1A, Class CR, 3.074% (3-Month USD Libor+295 basis points), 10/15/2030[5,6,8]	958,023
2,000,000	Series 2013-2A, Class CR, 2.874% (3-Month USD Libor+275 basis points), 4/25/2031[5,6,8]	1,889,877
1,000,000	Series 2018-3A, Class A1A, 1.274% (3-Month USD Libor+115 basis points), 10/15/2031[5,6,8]	1,001,249
2,000,000	Series 2016-3A, Class CR, 3.372% (3-Month USD Libor+325 basis points), 10/18/2031[5,6,8]	1,938,845
2,000,000	Series 2020-2A, Class ER, 6.524% (3-Month USD Libor+640 basis points), 7/19/2034[5,6,8]	1,983,617
1,000,000	Series 2019-4A, Class ER, 6.923% (3-Month USD Libor+671 basis points), 1/15/2035[5,6,8]	980,000
750,000	Wellfleet CLO Ltd. Series 2015-1A, Class DR4, 3.632% (3-Month USD Libor+350 basis points), 7/20/2029[5,6,8]	752,829
2,750,000	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 1.112% (3-Month USD Libor+98 basis points), 7/20/2030[5,6,8]	2,749,603
	World Omni Auto Receivables Trust
31,846	Series 2020-A, Class A2, 1.710%, 11/15/2022[5]	31,864
1,768,375	Series 2018-C, Class A3, 3.130%, 11/15/2023[5]	1,777,721
3,850,000	Series 2021-C, Class A2, 0.220%, 9/16/2024[5]	3,841,726
4,100,997	Series 2020-A, Class A3, 1.100%, 4/15/2025[5]	4,116,388
4,175,000	Series 2020-B, Class A3, 0.630%, 5/15/2025[5]	4,176,545
2,500,000	World Omni Select Auto Trust Series 2021-A, Class A2, 0.290%, 2/18/2025[5]	2,493,577
	York CLO Ltd.
2,375,000	Series 3A, Class AR, 1.382% (3-Month USD Libor+125 basis points), 10/20/2029[5,6,8]	2,376,013
1,250,000	Series 3A, Class DR, 3.732% (3-Month USD Libor+360 basis points), 10/20/2029[5,6,8]	1,251,705

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 5A, Class D, 3.478% (3-Month USD Libor+335 basis points), 10/22/2031[5,6,8]	$2,002,584
	TOTAL ASSET-BACKED SECURITIES
	(Cost $432,393,263)	432,969,310
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.3%
1,750,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 1.260% (1-Month USD Libor+115 basis points), 4/15/2034[6,8]	1,750,609
	BBCMS Mortgage Trust
2,550,000	Series 2019-BWAY, Class A, 1.066% (1-Month USD Libor+95.6 basis points), 11/15/2034[6,8]	2,545,002
2,000,000	Series 2019-BWAY, Class D, 2.270% (1-Month USD Libor+216 basis points), 11/15/2034[6,8]	1,963,232
1,548,000	Series 2018-TALL, Class A, 0.832% (1-Month USD Libor+72.2 basis points), 3/15/2037[6,8]	1,532,388
1,000,000	Series 2018-TALL, Class B, 1.081% (1-Month USD Libor+97.1 basis points), 3/15/2037[6,8]	978,834
3,025,000	BFLD Trust Series 2021-FPM, Class A, 1.710% (1-Month USD Libor+160 basis points), 6/15/2038[5,6,8]	3,028,821
2,981,029	BPR Trust Series 2021-WILL, Class A, 1.860% (1-Month USD Libor+175 basis points), 6/15/2038[6,8]	2,984,097
3,660,000	BX Commercial Mortgage Trust Series 2019-IMC, Class A, 1.110% (1-Month USD Libor+100 basis points), 4/15/2034[6,8]	3,657,310
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 0.940% (1-Month USD Libor+83 basis points), 12/15/2036[5,6,8]	1,196,555
750,000	Series 2018-TBR, Class B, 1.260% (1-Month USD Libor+115 basis points), 12/15/2036[5,6,8]	747,730
568,434	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[5,8,9]	569,828
1,277,540	COMM Series 2013-GAM, Class A2, 3.367%, 2/10/2028[5,8]	1,269,651
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 1.210% (1-Month USD Libor+110 basis points), 12/15/2031[6,8]	205,570
750,000	CSMC Series 2020-FACT, Class B, 2.110% (1-Month USD Libor+200 basis points), 10/15/2037[6,8]	754,396

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[5,8]	$2,839,582
856,868	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 0.632%, 5/28/2035[5,9]	833,568
	Great Wolf Trust
2,500,000	Series 2019-WOLF, Class B, 1.444% (1-Month USD Libor+133.4 basis points), 12/15/2036[6,8]	2,492,095
1,250,000	Series 2019-WOLF, Class C, 1.743% (1-Month USD Libor+163.3 basis points), 12/15/2036[6,8]	1,243,879
2,615,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[5,8]	2,640,970
	Hilton Orlando Trust
2,983,000	Series 2018-ORL, Class A, 1.030% (1-Month USD Libor+92 basis points), 12/15/2034[6,8]	2,982,541
1,055,000	Series 2018-ORL, Class B, 1.310% (1-Month USD Libor+120 basis points), 12/15/2034[6,8]	1,048,995
43,623	Mellon Residential Funding Series 1999-TBC3, Class A2, 2.610%, 10/20/2029[5,9]	44,340
2,500,000	MTK Mortgage Trust Series 2021-GRNY, Class A, 1.850% (1-Month USD Libor+175 basis points), 12/15/2038[6,8,10]	2,500,000
5,400,000	NYO Commercial Mortgage Trust 2021-1290 Series 2021-1290, Class A, 1.205% (1-Month USD Libor+109.5 basis points), 11/15/2038[6,8]	5,384,065
	U.S. USDC
1,500,000	Series 2018-USDC, Class D, 4.493%, 5/13/2038[8,9]	1,383,370
1,350,000	Series 2018-USDC, Class E, 4.493%, 5/13/2038[8,9]	1,137,352
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[5,8,9]	505,749
1,942,150	West Town Mall Trust Series 2017-KNOX, Class A, 3.823%, 7/5/2030[8]	1,947,953
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.596%, 11/10/2036[8,9]	1,422,877
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $51,534,152)	51,591,359
	CORPORATE — 23.1%
	BASIC MATERIALS — 1.2%
	DuPont de Nemours, Inc.
2,750,000	1.266% (3-Month USD Libor+111 basis points), 11/15/2023[6]	2,786,933
1,640,000	4.205%, 11/15/2023[5]	1,734,866

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
3,540,000	Georgia-Pacific LLC 0.625%, 5/15/2024[8]	$3,495,569
1,000,000	Kraton Polymers LLC / Kraton Polymers Capital Corp. 4.250%, 12/15/2025[5,8]	1,036,365
1,835,000	Nucor Corp. 4.000%, 8/1/2023[5]	1,913,391
833,000	OCI N.V. 4.625%, 10/15/2025[5,7,8]	865,116
		11,832,240
	COMMUNICATIONS — 1.6%
3,000,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[5]	3,042,618
4,053,000	Fox Corp. 4.030%, 1/25/2024[5]	4,282,351
700,000	Match Group, Inc. 4.625%, 6/1/2028[5,8]	729,607
2,350,000	T-Mobile USA, Inc. 4.750%, 2/1/2028[5]	2,477,440
	Verizon Communications, Inc.
989,000	0.750%, 3/22/2024	985,437
3,625,000	0.839% (SOFR Index+79 basis points), 3/20/2026[6]	3,677,936
		15,195,389
	CONSUMER, CYCLICAL — 3.0%
711,000	7-Eleven, Inc. 0.800%, 2/10/2024[5,8]	703,210
810,000	American Honda Finance Corp. 0.650%, 9/8/2023	807,864
	BMW U.S. Capital LLC
1,324,000	2.250%, 9/15/2023[5,8]	1,352,773
500,000	0.800%, 4/1/2024[8]	496,916
950,000	3.150%, 4/18/2024[5,8]	992,532
	Daimler Finance North America LLC
700,000	2.550%, 8/15/2022[8]	708,038
2,550,000	2.125%, 3/10/2025[8]	2,599,447
1,025,000	GYP Holdings Corp. 4.625%, 5/1/2029[5,8]	1,029,131
2,300,000	Harley-Davidson Financial Services, Inc. 3.350%, 6/8/2025[5,8]	2,411,511

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
1,300,000	International Game Technology PLC 5.250%, 1/15/2029[5,7,8]	$1,379,488
110,000	PACCAR Financial Corp. 2.650%, 4/6/2023	112,625
165,000	Papa John's International, Inc. 3.875%, 9/15/2029[5,8]	164,418
2,650,000	Ross Stores, Inc. 4.700%, 4/15/2027[5]	2,997,473
	Sally Holdings LLC / Sally Capital, Inc.
180,000	8.750%, 4/30/2025[5,8]	191,880
770,000	5.625%, 12/1/2025[5]	787,806
1,000,000	Shea Homes LP / Shea Homes Funding Corp. 4.750%, 4/1/2029[5,8]	1,020,530
235,000	Thor Industries, Inc. 4.000%, 10/15/2029[5,8]	232,944
4,101,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	4,206,884
750,000	Tri Pointe Group, Inc. 5.250%, 6/1/2027[5]	806,063
1,000,000	Vail Resorts, Inc. 6.250%, 5/15/2025[5,8]	1,041,000
770,000	VF Corp. 2.400%, 4/23/2025[5]	792,679
	Volkswagen Group of America Finance LLC
2,045,000	2.700%, 9/26/2022[8]	2,074,867
300,000	0.750%, 11/23/2022[8]	300,013
300,000	0.875%, 11/22/2023[8]	298,127
1,200,000	Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/2028[5,8]	1,237,950
		28,746,169
	CONSUMER, NON-CYCLICAL — 4.9%
	AbbVie, Inc.
1,350,000	3.250%, 10/1/2022[5]	1,368,374
2,872,000	2.300%, 11/21/2022	2,912,702
1,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 5.875%, 2/15/2028[5,8]	1,061,380
4,250,000	AstraZeneca PLC 0.300%, 5/26/2023[7]	4,232,371
640,000	Bayer U.S. Finance II LLC 3.375%, 7/15/2024[5,8]	666,422

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,600,000	Campbell Soup Co. 3.300%, 3/19/2025[5]	$2,742,488
1,000,000	CoreLogic, Inc. 4.500%, 5/1/2028[5,8]	997,715
4,500,000	CVS Health Corp. 2.875%, 6/1/2026[5]	4,704,584
3,420,000	Danone S.A. 2.589%, 11/2/2023[5,7,8]	3,507,750
1,156,000	Gilead Sciences, Inc. 0.750%, 9/29/2023[5]	1,151,597
555,000	GXO Logistics, Inc. 1.650%, 7/15/2026[5,8]	542,121
1,900,000	Heineken N.V. 2.750%, 4/1/2023[7,8]	1,941,393
1,985,000	Humana, Inc. 4.500%, 4/1/2025[5]	2,164,916
	IHS Markit Ltd.
2,161,000	5.000%, 11/1/2022[5,7,8]	2,231,632
1,750,000	4.125%, 8/1/2023[5,7]	1,832,941
	Johnson & Johnson
345,000	0.550%, 9/1/2025[5]	338,009
690,000	0.950%, 9/1/2027[5]	675,335
335,000	Nielsen Finance LLC / Nielsen Finance Co. 4.500%, 7/15/2029[5,8]	330,060
355,000	Organon & Co / Organon Foreign Debt Co-Issuer 4.125%, 4/30/2028[5,8]	361,383
1,975,000	Paysafe Finance PLC / Paysafe Holdings U.S. Corp. 4.000%, 6/15/2029[5,7,8]	1,834,696
4,000,000	PepsiCo, Inc. 2.750%, 3/1/2023	4,099,540
1,495,000	Perrigo Finance Unlimited Co. 3.900%, 6/15/2030[5,7]	1,516,951
2,000,000	Pfizer, Inc. 3.400%, 5/15/2024	2,119,558
	Stryker Corp.
2,500,000	0.600%, 12/1/2023[5]	2,487,568
2,000,000	1.150%, 6/15/2025[5]	1,983,626
		47,805,112

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY — 0.8%
2,000,000	Cheniere Energy, Inc. 4.625%, 10/15/2028[5]	$2,130,690
3,000,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	3,006,660
	Phillips 66
2,565,000	0.900%, 2/15/2024[5]	2,547,224
290,000	1.300%, 2/15/2026[5]	283,998
		7,968,572
	FINANCIAL — 4.6%
	American Express Co.
2,250,000	3.400%, 2/22/2024[5]	2,360,743
2,000,000	3.625%, 12/5/2024[5]	2,138,596
4,000,000	American Tower Corp. 3.375%, 5/15/2024[5]	4,178,956
2,750,000	Aon PLC 3.500%, 6/14/2024[5,7]	2,891,741
	Bank of America Corp.
2,500,000	3.004% (3-Month USD Libor+79 basis points), 12/20/2023[5,9]	2,552,248
2,400,000	0.780% (SOFR Rate+73 basis points), 10/24/2024[5,6]	2,414,026
425,000	Blackstone Mortgage Trust, Inc. 3.750%, 1/15/2027[5,8]	424,099
2,750,000	Charles Schwab Corp. 0.570% (SOFR Rate+52 basis points), 5/13/2026[5,6]	2,759,435
215,000	Compass Group Diversified Holdings LLC 5.250%, 4/15/2029[5,8]	225,602
3,500,000	Eaton Vance Corp. 3.625%, 6/15/2023	3,644,238
	Goldman Sachs Group, Inc.
1,500,000	5.750%, 1/24/2022	1,504,533
2,700,000	4.000%, 3/3/2024	2,864,241
1,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 6.250%, 5/15/2026[5]	1,042,805
805,000	Jane Street Group / JSG Finance, Inc. 4.500%, 11/15/2029[5,8]	814,370
	JPMorgan Chase & Co.
3,500,000	3.797% (3-Month USD Libor+89 basis points), 7/23/2024[5,9]	3,648,921
1,000,000	3.875%, 9/10/2024	1,061,317
	Mitsubishi UFJ Financial Group, Inc.
3,950,000	2.998%, 2/22/2022[7]	3,964,192

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
1,100,000	Toronto-Dominion Bank 0.400% (SOFR Rate+35 basis points), 9/10/2024[6,7]	$1,101,338
3,400,000	1.150%, 6/12/2025[7]	3,374,082
1,791,000	Wells Fargo & Co. 3.500%, 3/8/2022	1,801,305
		44,766,788
	INDUSTRIAL — 2.4%
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	1,063,161
2,000,000	Berry Global, Inc. 4.875%, 7/15/2026[5,8]	2,071,460
4,550,000	Boeing Co. 2.196%, 2/4/2026[5]	4,552,621
4,125,000	Caterpillar Financial Services Corp. 3.650%, 12/7/2023	4,344,042
750,000	Clean Harbors, Inc. 4.875%, 7/15/2027[5,8]	773,250
503,000	Hillenbrand, Inc. 5.750%, 6/15/2025[5]	526,138
350,000	Intertape Polymer Group, Inc. 4.375%, 6/15/2029[5,7,8]	350,530
1,201,000	L3Harris Technologies, Inc. 3.950%, 5/28/2024[5]	1,270,991
580,000	Republic Services, Inc. 0.875%, 11/15/2025[5]	564,249
4,965,000	Schneider Electric S.E. 2.950%, 9/27/2022[7,8]	5,053,094
562,000	Summit Materials LLC / Summit Materials Finance Corp. 6.500%, 3/15/2027[5,8]	583,957
1,000,000	Weekley Homes LLC / Weekley Finance Corp. 4.875%, 9/15/2028[5,8]	1,031,510
	WESCO Distribution, Inc.
135,000	7.125%, 6/15/2025[5,8]	143,272
1,080,000	7.250%, 6/15/2028[5,8]	1,185,775
		23,514,050
	TECHNOLOGY — 3.0%
1,315,000	Analog Devices, Inc. 2.950%, 4/1/2025[5]	1,381,903
1,500,000	Apple, Inc. 1.125%, 5/11/2025[5]	1,496,445

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[5]	$2,925,874
1,000,000	Dell International LLC / EMC Corp. 6.020%, 6/15/2026[5]	1,156,998
4,750,000	Fiserv, Inc. 3.850%, 6/1/2025[5]	5,076,767
4,500,000	Hewlett Packard Enterprise Co. 4.450%, 10/2/2023[5]	4,750,281
270,000	Infor, Inc. 1.450%, 7/15/2023[5,8]	271,005
270,000	1.750%, 7/15/2025[5,8]	268,411
3,600,000	Microchip Technology, Inc. 2.670%, 9/1/2023	3,678,019
1,000,000	NCR Corp. 5.000%, 10/1/2028[5,8]	1,031,520
2,250,000	NVIDIA Corp. 0.309%, 6/15/2023[5]	2,234,174
3,540,000	Oracle Corp. 2.500%, 4/1/2025[5]	3,625,307
1,000,000	Science Applications International Corp. 4.875%, 4/1/2028[5,8]	1,026,520
160,000	Seagate HDD Cayman 3.125%, 7/15/2029[5,7]	156,675
		29,079,899
	UTILITIES — 1.6%
3,500,000	Avangrid, Inc. 3.150%, 12/1/2024[5]	3,666,596
2,090,000	Berkshire Hathaway Energy Co. 4.050%, 4/15/2025[5]	2,262,759
750,000	Calpine Corp. 4.500%, 2/15/2028[5,8]	779,423
4,500,000	Duke Energy Corp. 0.300% (SOFR Rate+25 basis points), 6/10/2023[6]	4,496,049
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[5]	2,469,806
1,000,000	NRG Energy, Inc. 5.750%, 1/15/2028[5]	1,058,620
250,000	Southern Power Co. 0.900%, 1/15/2026[5]	241,824

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
175,000	Vistra Operations Co. LLC 4.375%, 5/1/2029[5,8]	$175,638
		15,150,715
	TOTAL CORPORATE
	(Cost $224,497,032)	224,058,934
	U.S. GOVERNMENT — 7.0%
	United States Treasury Bill
12,500,000	0.032%, 1/20/2022	12,499,950
10,000,000	0.040%, 2/3/2022	9,999,780
10,000,000	0.051%, 2/10/2022	9,999,710
15,000,000	0.051%, 2/17/2022	14,999,535
14,000,000	0.051%, 2/24/2022	13,999,552
6,500,000	0.139%, 6/16/2022	6,496,263
	TOTAL U.S. GOVERNMENT
	(Cost $67,992,732)	67,994,790
	TOTAL BONDS
	(Cost $776,417,179)	776,614,393

Principal Amount
	COMMERCIAL PAPER — 7.9%
$7,000,000	American Water Capital Corp. 0.144%, 1/5/2022	6,999,888
7,000,000	Engie S.A. 0.286%, 2/3/2022	6,999,300
7,000,000	Entergy Corp. 0.304%, 3/9/2022	6,996,549
7,000,000	Experian PLC 0.183%, 2/1/2022	6,998,824
4,400,000	Harley-Davidson, Inc. 0.325%, 2/3/2022	4,398,183
6,500,000	Koch Resources LLC 0.071%, 1/11/2022	6,499,883
7,000,000	LVMH Moet Hennessy Louis Vuitton 0.081%, 1/31/2022	6,999,489
7,000,000	Nasdaq, Inc. 0.325%, 2/4/2022	6,997,991
7,000,000	Oglethorpe Power Corp. 0.193%, 1/4/2022	6,999,909

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$2,837,000	0.208%, 1/24/2022	$2,836,662
7,000,000	PSD 0.306%, 2/8/2022	6,997,802
7,000,000	Thermo Fisher Scientific Corp. 0.354%, 3/4/2022	6,995,702
	TOTAL COMMERCIAL PAPER
	(Cost $76,719,193)	76,720,182

Number of Shares
	SHORT-TERM INVESTMENTS — 2.9%
	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I,
28,092,360	0.01%[11,12]	28,092,360
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,092,360)	28,092,360
	TOTAL INVESTMENTS — 101.5%
	(Cost $984,784,970)	985,375,076
	Liabilities in Excess of Other Assets — (1.5)%	(14,460,116)
	TOTAL NET ASSETS — 100.0%	$970,914,960

Principal Amount
	SECURITIES SOLD SHORT — (4.2)%
	BONDS — (4.2)%
	U.S. GOVERNMENT — (4.2)%
	United States Treasury Note
$(1,000,000)	0.125%, 12/15/2023	(988,594)
(13,800,000)	0.125%, 1/15/2024	(13,626,962)
(21,050,000)	0.250%, 7/31/2025	(20,421,784)
(5,500,000)	0.750%, 5/31/2026	(5,387,420)
(820,000)	1.625%, 5/15/2031	(830,699)
	TOTAL U.S. GOVERNMENT
	(Proceeds $41,546,979)	(41,255,459)
	TOTAL BONDS
	(Proceeds $41,546,979)	(41,255,459)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $41,546,979)	$(41,255,459)

[1]	Local currency.

[2]	All or a portion of the loan is unfunded.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

[3]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

[5]	Callable.

[6]	Floating rate security.

[7]	Foreign security denominated in U.S. Dollars.

[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $446,588,345 which represents 46.00% of total net assets of the Fund.

[9]	Variable rate security.

[10]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.72% of Net Assets. The total value of these securities is $6,995,000.

[11]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $6,417,821, which represents 0.66% of total net assets of the Fund.

[12]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
(50)	U.S. 5 Year Treasury Note	Mar 2022	$(6,043,750)	$(6,048,828)	$(5,078)
(100)	U.S. 10 Year Treasury Note	Mar 2022	(13,056,250)	(13,046,875)	9,375
TOTAL FUTURES CONTRACTS			$(19,100,000)	$(19,095,703)	$4,297

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Entity	Rating(a) (S&P)	Pay/(b) Receive Fixed Rate	Fixed Rate/ Frequency	Expiration Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan
Markit CDX NA Investment Grade CDSI Series 33 Index	BBB-	Receive	1%/Quarterly	12/20/24	$10,000,000	$(233,300)	$137,877	$(95,423)
Markit CMBX Investment Grade CDSI Series 6 Index	BBB-	Receive	3%/Quarterly	5/11/63	2,000,000	(482,500)	(75,887)	(558,387)
TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(715,800)	$61,990	$(653,810)

(a)	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Standard & Poor’s (S&P) ratings are believed to be the most recent ratings available at December 31, 2021.

(b)	If Palmer Square Income Plus Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Income Plus Fund is receiving a fixed rate, Palmer Square Income Plus Fund acts as guarantor of the variable instrument.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At December 31, 2021	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	1,250,000	$1,521,854	$1,426,296	$(95,558)
				1,521,854	1,426,296	(95,558)

Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At December 31, 2021	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	(5,900,000)	$(7,103,589)	$(6,743,748)	$359,841
				(7,103,589)	(6,743,748)	359,841
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(5,581,735)	$(5,317,452)	$264,283

EUR – Euro

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

SUMMARY OF INVESTMENTS

As of December 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Asset-Backed Securities	44.6%
Corporate	23.1%
U.S. Government	7.0%
Commercial Mortgage-Backed Securities	5.3%
Total Bonds	80.0%
Bank Loans	10.7%
Commercial Paper	7.9%
Short-Term Investments	2.9%
Total Investments	101.5%
Liabilities in Excess of Other Assets	(1.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $984,784,970)	$985,375,076
Cash	75,251
Cash held by broker for futures contracts	610,768
Cash held by broker for securities sold short and swap contracts	40,319,575
Segregated cash held by custodian for benefit of brokers for securities sold short and swap contracts	1,890,000
Receivables:
Unrealized appreciation on open swap contracts	137,877
Unrealized appreciation on forward foreign currency exchange contracts	264,283
Variation margin on futures contracts	4,297
Investment securities sold	1,128,995
Fund shares sold	1,184,692
Interest	3,576,572
Prepaid expenses	50,260
Total assets	1,034,617,646

Liabilities:
Securities sold short, at value (proceeds $41,546,979)	41,255,459
Payables:
Premiums received on open swap contracts	715,800
Unrealized depreciation on open swap contracts	75,887
Investment securities purchased	20,413,697
Fund shares redeemed	463,519
Advisory fees	398,788
Shareholder servicing fees (Note 6)	91,372
Fund administration and accounting fees	115,886
Transfer agent fees and expenses	10,527
Custody fees	10,638
Commitment fees payable (Note 13)	42,794
Interest on securities sold short	35,406
Auditing fees	16,427
Trustees' deferred compensation (Note 3)	9,232
Trustees' fees and expenses	2,845
Chief Compliance Officer fees	2,277
Accrued other expenses	42,132
Total liabilities	63,702,686

Net Assets	$970,914,960

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$982,034,557
Total accumulated deficit	(11,119,597)
Net Assets	$970,914,960

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$970,914,960
Shares of beneficial interest issued and outstanding	96,809,466
Offering and redemption price per share	$10.03

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2021 (Unaudited)

Investment Income:
Interest (net of foreign withholding taxes of $188)	$9,155,894
Total investment income	9,155,894

Expenses:
Advisory fees	2,237,714
Shareholder servicing fees (Note 6)	415,542
Fund administration and accounting fees	336,385
Custody fees	22,473
Transfer agent fees and expenses	21,202
Interest on securities sold short	159,886
Brokerage expense	147,279
Commitment fees (Note 13)	45,670
Registration fees	39,602
Shareholder reporting fees	18,826
Auditing fees	16,427
Legal fees	14,525
Trustees' fees and expenses	5,552
Chief Compliance Officer fees	3,663
Miscellaneous	2,528
Insurance fees	1,799
Net expenses	3,489,073
Net investment income	5,666,821

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	1,036,837
Futures contracts	39,928
Purchased options contracts	(401,833)
Securities sold short	138,947
Swap contracts	291,858
Foreign currency transactions	33,009
Net realized gain	1,138,746
Net change in unrealized appreciation/depreciation on:
Investments	(4,982,754)
Futures contracts	28,859
Purchased options contracts	316,991
Securities sold short	(65,630)
Forward contracts	222,576
Swap contracts	(64,374)
Foreign currency transactions	31,502
Net change in unrealized appreciation/depreciation	(4,512,830)
Net realized and unrealized loss	(3,374,084)

Net Increase in Net Assets from Operations	$2,292,737

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,666,821	$11,417,541
Net realized gain on investments, futures contracts, purchased option contracts, securities sold short, swap contracts, and foreign currency	1,138,746	15,313,419
Net change in unrealized appreciation/depreciation on investments, futures contracts, purchased options contracts, securities sold short, swap contract, forward contracts, and foreign currency	(4,512,830)	4,239,480
Net increase in net assets resulting from operations	2,292,737	30,970,440

Distributions to Shareholders:
Distributions	(5,709,633)	(10,990,460)
Total distributions to shareholders	(5,709,633)	(10,990,460)

Capital Transactions:
Net proceeds from shares sold	240,163,534	395,909,050
Reinvestment of distributions	5,160,423	9,289,799
Cost of shares redeemed	(127,235,978)	(194,282,012)
Net increase in net assets from capital transactions	118,087,979	210,916,837

Total increase in net assets	114,671,083	230,896,817

Net Assets:
Beginning of period	856,243,877	625,347,060
End of period	$970,914,960	$856,243,877

Capital Share Transactions:
Shares sold	23,874,151	39,446,536
Shares reinvested	513,947	928,634
Shares redeemed	(12,652,299)	(19,413,625)
Net increase in capital share transactions	11,735,799	20,961,545

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended		For the Period February 1, 2019	For the Year Ended
	December 31, 2021	June 30,		through	January 31,
	(Unaudited)	2021	2020	June 30, 2019*	2019	2018	2017
Net asset value, beginning of period	$10.06	$9.75	$9.87	$9.83	$9.90	$9.81	$9.37
Income from Investment Operations:
Net investment income[1,2]	0.06	0.16	0.28	0.14	0.29	0.27	0.36
Net realized and unrealized gain (loss)	(0.03)	0.30	(0.13)	0.06	(0.08)	0.07	0.48
Net increase from reimbursement by affiliate for valuation error	−	−	−	−	−	−	0.01 [9]
Total from investment operations	0.03	0.46	0.15	0.20	0.21	0.34	0.85

Less Distributions:
From net investment income	(0.06)	(0.15)	(0.27)	(0.16)	(0.28)	(0.25)	(0.41)
Total distributions	(0.06)	(0.15)	(0.27)	(0.16)	(0.28)	(0.25)	(0.41)

Redemption fee proceeds[1]	−	−	−	−	−	− [3]	− [3]

Net asset value, end of period	$10.03	$10.06	$9.75	$9.87	$9.83	$9.90	$9.81

Total return[4]	0.31%[7]	4.75%	1.64%	2.01%[7]	2.11%	3.50%	9.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$970,915	$856,244	$625,347	$582,734	$544,830	$458,328	$354,076

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	0.76%[8]	0.90%	0.82%	0.77%[8]	0.80%	0.81%	0.84%
After fees waived and expenses absorbed/recovered[5,6]	0.76%[8]	0.94%	0.85%	0.77%[8]	0.77%	0.76%	0.77%

Ratio of net investment income to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	1.24%[8]	1.64%	2.86%	3.44%[8]	2.89%	2.65%	3.69%
After fees waived and expenses absorbed/recovered[2]	1.24%[8]	1.60%	2.83%	3.44%[8]	2.92%	2.70%	3.76%

Portfolio turnover rate	53%[7]	167%	147%	45%[7]	214%	361%	202%

*	Fiscal year end changed to June 30 effective February 1, 2019.
[1]	Based on average shares outstanding for the period.

[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Does not include expenses of the investment companies in which the Fund invests.

[6]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.08% for the six months ended December 31, 2021, 0.20% and 0.10% for the fiscal years ended June 30, 2021 and 2020, respectively, 0.02% for the period ended June 30, 2019, 0.02% and 0.01% for the fiscal years ended January 31, 2019 and 2018, respectively.

[7]	Not annualized.

[8]	Annualized.

[9]	The Advisor reimbursed the Fund $226,661 for losses from a valuation error during the fiscal year ended January 31, 2017.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BANK LOANS — 2.7%
247,785	Axalta Coating Systems U.S. Holdings, Inc. 1.882% (3-Month USD Libor+175 basis points), 6/1/2024[2,3,4]	$247,940
250,000	Berry Global, Inc. 1.864% (1-Month USD Libor+175 basis points), 7/1/2026[2,3,4]	248,687
250,000	Hilton Worldwide Finance LLC 1.833% (3-Month USD Libor+175 basis points), 6/21/2026[2,3,4]	248,222
248,096	ON Semiconductor Corp. 2.090% (1-Month USD Libor+200 basis points), 9/19/2026[2,3,4]	248,175
227,505	Seminole Tribe of Florida, Inc. 1.854% (3-Month USD Libor+175 basis points), 7/6/2024[2,3,4]	227,505
248,705	Summit Materials LLC 2.092% (3-Month USD Libor+200 basis points), 11/21/2024[2,3,4]	248,953
247,917	Vistra Operations Co. LLC 1.856% (1-Month USD Libor+175 basis points), 12/31/2025[2,3,4]	246,378

	TOTAL BANK LOANS (Cost $1,715,074)	1,715,860
	BONDS — 84.7%
	ASSET-BACKED SECURITIES — 39.6%
108,739	Ally Auto Receivables Trust Series 2019-1, Class A3, 2.910%, 9/15/2023[3]	109,360
500,000	Ammc Clo 20 Ltd. Series 2017-20A, Class DR, 3.272% (3-Month USD Libor+315 basis points), 4/17/2029[3,4,5]	498,889
500,000	Ares CLO Ltd. Series 2017-42A, Class AR, 1.048% (3-Month USD Libor+92 basis points), 1/22/2028[3,4,5]	499,486
1,000,000	Ares XL CLO Ltd. Series 2016-40A, Class A1RR, 0.990% (3-Month USD Libor+87 basis points), 1/15/2029[3,4,5]	998,555
598,641	Barings CLO Ltd. Series 2013-IA, Class AR, 0.932% (3-Month USD Libor+80 basis points), 1/20/2028[3,4,5]	599,030
1,500,000	Series 2013-IA, Class BR, 1.382% (3-Month USD Libor+125 basis points), 1/20/2028[3,4,5]	1,501,122
336,062	BlueMountain CLO Ltd. Series 2015-2A, Class A1R, 1.052% (3-Month USD Libor+93 basis points), 7/18/2027[3,4,5]	336,146
98,144	Capital One Prime Auto Receivables Trust Series 2019-1, Class A3, 2.510%, 11/15/2023[3]	98,990
500,000	Carlyle U.S. CLO Ltd. Series 2019-4A, Class C, 4.124% (3-Month USD Libor+400 basis points), 1/15/2033[3,4,5]	500,868

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	CarMax Auto Owner Trust
94,890	Series 2018-3, Class A3, 3.130%, 6/15/2023[3]	$95,279
92,761	Series 2020-4, Class A2, 0.310%, 1/16/2024[3]	92,752
322,019	Series 2019-3, Class A3, 2.180%, 8/15/2024[3]	325,533
238,161	Series 2019-4, Class A3, 2.020%, 11/15/2024[3]	240,557
368,049	Series 2020-1, Class A3, 1.890%, 12/16/2024[3]	371,403
750,000	CBAM Ltd. Series 2018-6A, Class B2R, 2.224% (3-Month USD Libor+210 basis points), 1/15/2031[3,4,5]	750,619
495,375	CIFC Funding Ltd. Series 2015-3A, Class AR, 0.994% (3-Month USD Libor+87 basis points), 4/19/2029[3,4,5]	495,065
495,809	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,5,6]	491,597
116,346	Dell Equipment Finance Trust Series 2020-2, Class A2, 0.470%, 10/24/2022[3,5]	116,401
319,984	Ellington Financial Mortgage Trust Series 2021-2, Class A1, 0.931%, 6/25/2066[3,5,6]	314,424
362,623	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,5,6]	356,763
112,988	Flagship CLO VIII Ltd. Series 2014-8A, Class BRR, 1.522% (3-Month USD Libor+140 basis points), 1/16/2026[3,4,5]	112,878
645,000	Flatiron Clo 17 Ltd. Series 2017-1A, Class AR, 1.136% (3-Month USD Libor+98 basis points), 5/15/2030[3,4,5]	645,171
233,119	Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.870%, 3/15/2024[3]	234,703
491,326	Galaxy CLO Ltd. Series 2017-23A, Class AR, 0.994% (3-Month USD Libor+87 basis points), 4/24/2029[3,4,5]	491,383
3,389	GM Financial Automobile Leasing Trust Series 2020-2, Class A2A, 0.710%, 10/20/2022[3]	3,390
233,103	Series 2021-1, Class A2, 0.170%, 4/20/2023[3]	233,034
350,000	Series 2020-1, Class A4, 1.700%, 12/20/2023[3]	351,789
31,875	GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A2, 0.350%, 7/17/2023[3]	31,877
72,636	Series 2018-4, Class A3, 3.210%, 10/16/2023[3]	73,043
121,828	Series 2021-1, Class A2, 0.230%, 11/16/2023[3]	121,807
500,000	Grippen Park CLO Ltd. Series 2017-1A, Class A, 1.392% (3-Month USD Libor+126 basis points), 1/20/2030[3,4,5]	500,125

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
900,000	Highbridge Loan Management Ltd. Series 7A-2015, Class CR, 1.856% (3-Month USD Libor+170 basis points), 3/15/2027[3,4,5]	$897,769
116,089	Honda Auto Receivables Owner Trust Series 2019-1, Class A3, 2.830%, 3/20/2023[3]	116,885
300,000	HPEFS Equipment Trust Series 2021-2A, Class A2, 0.300%, 9/20/2028[3,5]	299,383
53,460	Hyundai Auto Lease Securitization Trust Series 2019-B, Class A4, 2.030%, 6/15/2023[3,5]	53,495
675,000	Series 2019-B, Class B, 2.130%, 11/15/2023[3,5]	676,044
500,000	Kayne CLO III Ltd. Series 2019-3A, Class A, 1.604% (3-Month USD Libor+148 basis points), 4/15/2032[3,4,5]	500,443
400,000	Mariner CLO LLC Series 2016-3A, Class BR2, 1.624% (3-Month USD Libor+150 basis points), 7/23/2029[3,4,5]	398,977
441,070	MMAF Equipment Finance LLC Series 2020-A, Class A2, 0.740%, 4/9/2024[3,5]	441,265
500,000	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 1.235% (3-Month USD Libor+110 basis points), 12/21/2029[3,4,5]	500,625
117,895	Nissan Auto Lease Trust Series 2020-A, Class A3, 1.840%, 1/17/2023[3]	118,257
160,850	Nissan Auto Receivables Owner Trust Series 2019-B, Class A3, 2.500%, 11/15/2023[3]	162,364
423,226	Series 2019-C, Class A3, 1.930%, 7/15/2024[3]	426,674
4,933	OBX Trust Series 2019-EXP2, Class 2A1A, 1.002% (1-Month USD Libor+90 basis points), 6/25/2059[3,4,5]	4,946
1,750,000	OCP CLO Ltd. Series 2014-7A, Class A1RR, 1.252% (3-Month USD Libor+112 basis points), 7/20/2029[3,4,5]	1,750,461
387,941	Onslow Bay Mortgage Loan Trust Series 2021-NQM4, Class A1, 1.957%, 10/25/2061[3,5,6]	386,846
500,000	Regatta Funding LP Series 2013-2A, Class CR2, 3.824% (3-Month USD Libor+370 basis points), 1/15/2029[3,4,5]	501,871
293,759	Starwood Mortgage Residential Trust Series 2021-5, Class A1, 1.920%, 9/25/2066[3,5,6]	292,706
625,000	Stratus CLO Ltd. Series 2021-1A, Class C, 1.841% (3-Month USD Libor+175 basis points), 12/29/2029[3,4,5]	625,364

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
500,000	Symphony CLO XIV Ltd. Series 2014-14A, Class DR, 3.227% (3-Month USD Libor+310 basis points), 7/14/2026[3,4,5]	$500,100
1,278,283	TICP CLO II-2 Ltd. Series 2018-IIA, Class A1, 0.972% (3-Month USD Libor+84 basis points), 4/20/2028[3,4,5]	1,279,216
1,000,000	Series 2018-IIA, Class A2, 1.382% (3-Month USD Libor+125 basis points), 4/20/2028[3,4,5]	998,580
471,056	Toyota Auto Receivables Owner Trust Series 2020-B, Class A3, 1.360%, 8/15/2024[3]	473,399
236,252	Toyota Lease Owner Trust Series 2021-A, Class A2, 0.270%, 9/20/2023[3,5]	235,982
535,904	Voya CLO Ltd. Series 2015-1A, Class A1R, 1.022% (3-Month USD Libor+90 basis points), 1/18/2029[3,4,5]	535,857
750,000	Series 2017-1A, Class A1R, 1.072% (3-Month USD Libor+95 basis points), 4/17/2030[3,4,5]	749,793
126,108	World Omni Auto Receivables Trust Series 2018-C, Class A3, 3.130%, 11/15/2023[3]	126,775
364,939	Series 2020-A, Class A3, 1.100%, 4/15/2025[3]	366,308
250,000	World Omni Select Auto Trust Series 2021-A, Class A2, 0.290%, 2/18/2025[3]	249,358
460,000	York CLO 1 Ltd. Series 2014-1A, Class BRR, 1.778% (3-Month USD Libor+165 basis points), 10/22/2029[3,4,5]	460,323
	TOTAL ASSET-BACKED SECURITIES (Cost $25,740,518)	25,722,105
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
300,000	Citigroup Commercial Mortgage Trust Series 2018-TBR, Class A, 0.940% (1-Month USD Libor+83 basis points), 12/15/2036[3,4,5]	299,139
136,424	COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.853%, 3/25/2065[3,5,6]	136,759
	Government National Mortgage Association
19,846	Series 2013-179, Class A, 1.800%, 7/16/2037[3]	19,851
58,655	Series 2013-12, Class A, 1.410%, 10/16/2042[3]	58,801
750,000	GS Mortgage Securities Corp. II Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,5]	757,448
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,276,581)	1,271,998

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE — 31.2%
	BASIC MATERIALS — 1.9%
250,000	Celanese U.S. Holdings LLC 3.500%, 5/8/2024[3]	$261,260
250,000	CF Industries, Inc. 3.450%, 6/1/2023	258,063
250,000	DuPont de Nemours, Inc. 4.205%, 11/15/2023[3]	264,461
190,000	Georgia-Pacific LLC 0.625%, 5/15/2024[5]	187,615
145,000	Nucor Corp. 4.000%, 8/1/2023[3]	151,194
150,000	Nutrien Ltd. 1.900%, 5/13/2023[7]	151,967
		1,274,560
	COMMUNICATIONS — 3.0%
150,000	Amazon.com, Inc. 2.400%, 2/22/2023[3]	152,821
375,000	AT&T, Inc. 1.381% (3-Month USD Libor+118 basis points), 6/12/2024[4]	380,195
250,000	Bell Telephone Co. of Canada or Bell Canada 0.750%, 3/17/2024[7]	247,548
150,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[3]	152,131
150,000	eBay, Inc. 2.750%, 1/30/2023[3]	153,352
150,000	Fox Corp. 4.030%, 1/25/2024[3]	158,488
250,000	Thomson Reuters Corp. 4.300%, 11/23/2023[3,7]	262,856
165,000	Verizon Communications, Inc. 0.750%, 3/22/2024	164,406
150,000	Walt Disney Co. 1.650%, 9/1/2022	151,249
150,000	3.000%, 9/15/2022	152,638
		1,975,684
	CONSUMER, CYCLICAL — 3.6%
275,000	American Honda Finance Corp. 0.650%, 9/8/2023	274,275
150,000	AutoZone, Inc. 3.700%, 4/15/2022[3]	150,150

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
150,000	General Motors Financial Co., Inc. 3.150%, 6/30/2022[3]	$151,702
150,000	Home Depot, Inc. 3.250%, 3/1/2022	150,677
150,000	Lowe's Cos., Inc. 3.120%, 4/15/2022[3]	150,323
150,000	Nike, Inc. 2.250%, 5/1/2023[3]	152,790
225,000	PACCAR Financial Corp. 2.650%, 5/10/2022	226,812
150,000	2.650%, 4/6/2023	153,579
150,000	Starbucks Corp. 1.300%, 5/7/2022	150,504
100,000	3.850%, 10/1/2023[3]	104,455
170,000	Toyota Motor Credit Corp. 2.250%, 10/18/2023	174,389
20,000	Volkswagen Group of America Finance LLC 0.750%, 11/23/2022[5]	20,001
220,000	0.875%, 11/22/2023[5]	218,626
250,000	Walgreens Boots Alliance, Inc. 3.800%, 11/18/2024[3]	265,725
		2,344,008
	CONSUMER, NON-CYCLICAL — 7.6%
150,000	AbbVie, Inc. 3.450%, 3/15/2022[3]	150,138
120,000	2.300%, 11/21/2022	121,701
150,000	Anthem, Inc. 2.950%, 12/1/2022[3]	152,947
350,000	AstraZeneca PLC 0.823% (3-Month USD Libor+66.5 basis points), 8/17/2023[4,7]	352,435
275,000	Baxter International, Inc. 0.868%, 12/1/2023[5]	274,006
250,000	Bayer U.S. Finance LLC 3.375%, 10/8/2024[5]	261,480
250,000	Beam Suntory, Inc. 3.250%, 6/15/2023[3]	256,662
275,000	Danone S.A. 2.589%, 11/2/2023[3,5,7]	282,056
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,7]	153,461

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
150,000	Diageo Investment Corp. 2.875%, 5/11/2022	$151,289
150,000	General Mills, Inc. 3.700%, 10/17/2023[3]	157,020
250,000	Gilead Sciences, Inc. 0.750%, 9/29/2023[3]	249,048
150,000	GlaxoSmithKline Capital, Inc. 3.375%, 5/15/2023	155,370
150,000	IHS Markit Ltd. 4.125%, 8/1/2023[3,7]	157,109
150,000	Kellogg Co. 2.650%, 12/1/2023	154,656
250,000	McKesson Corp. 2.850%, 3/15/2023[3]	254,526
250,000	Mondelez International Holdings Netherlands B.V. 0.750%, 9/24/2024[5,7]	245,957
210,000	PayPal Holdings, Inc. 2.200%, 9/26/2022	213,002
110,000	PepsiCo, Inc. 0.750%, 5/1/2023	110,175
300,000	Pernod Ricard S.A. 4.250%, 7/15/2022[5,7]	305,900
150,000	Royalty Pharma PLC 0.750%, 9/2/2023[7]	149,111
250,000	Stryker Corp. 0.600%, 12/1/2023[3]	248,757
150,000	Sysco Corp. 2.600%, 6/12/2022	151,400
200,000	UnitedHealth Group, Inc. 2.375%, 10/15/2022	202,872
		4,911,078
	ENERGY — 1.8%
250,000	Enbridge, Inc. 4.000%, 10/1/2023[3,7]	261,098
250,000	Energy Transfer LP 4.200%, 9/15/2023[3]	261,173
150,000	Enterprise Products Operating LLC 3.500%, 2/1/2022	150,333
150,000	Kinder Morgan Energy Partners LP 3.450%, 2/15/2023[3]	153,215

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
	Phillips 66
150,000	3.700%, 4/6/2023	$155,110
35,000	0.900%, 2/15/2024[3]	34,757
150,000	Schlumberger Finance Canada Ltd. 2.650%, 11/20/2022[3,5,7]	152,447
		1,168,133
	FINANCIAL — 4.1%
150,000	American Express Co. 2.750%, 5/20/2022[3]	151,058
125,000	3.625%, 12/5/2024[3]	133,662
300,000	Bank of America Corp. 0.780% (SOFR Rate+73 basis points), 10/24/2024[3,4]	301,753
150,000	Berkshire Hathaway, Inc. 2.750%, 3/15/2023[3]	153,195
100,000	Charles Schwab Corp. 0.570% (SOFR Rate+52 basis points), 5/13/2026[3,4]	100,343
150,000	Citigroup, Inc. 2.750%, 4/25/2022[3]	150,822
250,000	Eaton Vance Corp. 3.625%, 6/15/2023	260,303
150,000	Fifth Third Bancorp 1.625%, 5/5/2023[3]	151,508
150,000	Goldman Sachs Group, Inc. 5.750%, 1/24/2022	150,453
100,000	4.000%, 3/3/2024	106,083
250,000	JPMorgan Chase & Co. 3.797% (3-Month USD Libor+89 basis points), 7/23/2024[3,6]	260,637
150,000	Mitsubishi UFJ Financial Group, Inc. 2.998%, 2/22/2022[7]	150,539
170,000	Public Storage 2.370%, 9/15/2022[3]	172,048
250,000	Toronto-Dominion Bank 0.400% (SOFR Rate+35 basis points), 9/10/2024[4,7]	250,304
150,000	Wells Fargo & Co. 3.500%, 3/8/2022	150,863
		2,643,571
	INDUSTRIAL — 2.5%
150,000	3M Co. 2.250%, 3/15/2023[3]	152,496

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
200,000	ABB Finance USA, Inc. 2.875%, 5/8/2022	$201,629
200,000	Caterpillar Financial Services Corp. 1.900%, 9/6/2022	202,124
100,000	John Deere Capital Corp. 2.150%, 9/8/2022	101,168
175,000	L3Harris Technologies, Inc. 3.850%, 6/15/2023[3]	181,827
150,000	Parker-Hannifin Corp. 2.700%, 6/14/2024[3]	155,059
300,000	Ryder System, Inc. 2.500%, 9/1/2022[3]	303,312
150,000	Schneider Electric S.E. 2.950%, 9/27/2022[5,7]	152,661
150,000	Union Pacific Corp. 2.950%, 1/15/2023[3]	152,655
		1,602,931
	TECHNOLOGY — 4.7%
150,000	Adobe, Inc. 1.700%, 2/1/2023	151,692
150,000	Analog Devices, Inc. 2.950%, 4/1/2025[3]	157,632
200,000	Apple, Inc. 2.400%, 5/3/2023	204,829
300,000	Autodesk, Inc. 3.600%, 12/15/2022[3]	306,109
250,000	Fiserv, Inc. 3.800%, 10/1/2023[3]	261,433
200,000	Hewlett Packard Enterprise Co. 1.450%, 4/1/2024[3]	201,386
200,000	International Business Machines Corp. 1.875%, 8/1/2022	201,704
200,000	Marvell Technology, Inc. 4.200%, 6/22/2023[3]	207,914
150,000	Microsoft Corp. 2.375%, 5/1/2023[3]	153,211
275,000	NVIDIA Corp. 0.309%, 6/15/2023[3]	273,066
150,000	Oracle Corp. 2.500%, 5/15/2022[3]	150,625
200,000	2.500%, 10/15/2022	202,874

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
	Qualcomm, Inc.
150,000	3.000%, 5/20/2022	$151,521
100,000	2.900%, 5/20/2024[3]	104,269
150,000	VMware, Inc. 0.600%, 8/15/2023	149,002
150,000	Xilinx, Inc. 2.950%, 6/1/2024[3]	155,333
		3,032,600
	UTILITIES — 2.0%
150,000	Atmos Energy Corp. 0.625%, 3/9/2023[3]	149,464
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	157,140
150,000	Duke Energy Carolinas LLC 3.050%, 3/15/2023[3]	153,716
150,000	Duke Energy Corp. 0.300% (SOFR Rate+25 basis points), 6/10/2023[4]	149,868
50,000	Entergy Corp. 4.000%, 7/15/2022[3]	50,614
150,000	Entergy Mississippi LLC 3.100%, 7/1/2023[3]	153,219
250,000	Georgia Power Co. 2.100%, 7/30/2023	254,494
250,000	Xcel Energy, Inc. 0.500%, 10/15/2023[3]	248,423
		1,316,938
	TOTAL CORPORATE (Cost $20,302,933)	20,269,503
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
255,274	Onslow Bay Mortgage Loan Trust Series 2021-NQM2, Class A1, 1.101%, 5/25/2061[3,5,6]	253,368
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $255,273)	253,368

	U.S. GOVERNMENT — 11.5%
	United States Treasury Bill
800,000	0.032%, 1/20/2022	799,997
300,000	0.044%, 1/27/2022	299,996
1,600,000	0.040%, 2/3/2022	1,599,965

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
750,000	0.051%, 2/10/2022	$749,978
750,000	0.051%, 2/24/2022	749,976
750,000	0.046%, 3/3/2022	749,947
2,500,000	0.155%, 6/23/2022	2,498,070
	TOTAL U.S. GOVERNMENT (Cost $7,447,941)	7,447,929
	TOTAL BONDS (Cost $55,023,246)	54,964,903

Principal Amount
	COMMERCIAL PAPER — 10.2%
$500,000	American Water Capital Corp. 0.144%, 1/5/2022	499,992
400,000	DCAT LLC 0.102%, 1/4/2022	399,996
500,000	Engie S.A. 0.286%, 2/3/2022	499,950
500,000	Entergy Corp. 0.304%, 3/9/2022	499,753
250,000	Evergy Missouri West, Inc. 0.381%, 2/1/2022	249,938
500,000	Harley Davidson Financial Services, Inc. 0.337%, 2/18/2022	499,676
400,000	Koch Resources LLC 0.071%, 1/11/2022	399,993
400,000	LVMH Moet Hennessy Louis Vuitton 0.081%, 1/31/2022	399,971
400,000	Mitsubishi International Corp. 0.124%, 2/4/2022	399,971
500,000	Oglethorpe Power Corp. 0.208%, 1/24/2022	499,940
500,000	PSD 0.306%, 2/8/2022	499,843
500,000	Siemens Capital Co. 0.083%, 2/15/2022	499,963
500,000	Simon Property Group 0.270%, 1/31/2022	499,880
250,000	Telstra Corp. 0.308%, 2/7/2022	249,960

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
$500,000	Thermo Fisher Scientific Corp. 0.354%, 3/4/2022	$499,693
	TOTAL COMMERCIAL PAPER (Cost $6,598,439)	6,598,519

Number of Shares
	SHORT-TERM INVESTMENTS — 2.2%
1,454,575	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.01%[8,9]	1,454,575
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,454,575)	1,454,575
	TOTAL INVESTMENTS — 99.8% (Cost $64,791,334)	64,733,857
	Other Assets in Excess of Liabilities — 0.2%	149,614
	TOTAL NET ASSETS — 100.0%	$64,883,471

Principal Amount
	SECURITIES SOLD SHORT — (5.0)%
	BONDS — (5.0)%
	U.S. GOVERNMENT — (5.0)%
	United States Treasury Note
$(3,000,000)	0.125%, 1/15/2024	(2,962,383)
(275,000)	0.250%, 7/31/2025	(266,793)
	TOTAL U.S. GOVERNMENT (Proceeds $3,234,688)	(3,229,176)
	TOTAL BONDS (Proceeds $3,234,688)	(3,229,176)
	TOTAL SECURITIES SOLD SHORT (Proceeds $3,234,688)	$(3,229,176)

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

Palmer Square Ultra-Short Duration Investment Grade Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

[3]	Callable.

[4]	Floating rate security.

[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $24,846,031 which represents 38.29% of total net assets of the Fund.

[6]	Variable rate security.

[7]	Foreign security denominated in U.S. Dollars.

[8]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $504,320, which represents 0.78% of total net assets of the Fund.

[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund
SUMMARY OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Percent of Total
Security Type/Sector	Net Assets
Bonds
Asset-Backed Securities	39.6%
Corporate	31.2%
U.S. Government	11.5%
Commercial Mortgage-Backed Securities	2.0%
Residential Mortgage-Backed Securities	0.4%
Total Bonds	84.7%
Commercial Paper	10.2%
Bank Loans	2.7%
Short-Term Investments	2.2%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $64,791,334)	$64,733,857
Cash	372
Cash held at broker for securities sold short	3,237,289
Receivables:
Interest	174,283
Prepaid expenses	14,143
Total assets	68,159,944

Liabilities:
Securities sold short, at value (proceeds $3,234,688)	3,229,176
Payables:
Advisory fees	1,952
Shareholder servicing fees (Note 6)	879
Fund administration and accounting fees	11,871
Transfer agent fees and expenses	1,533
Custody fees	1,999
Auditing fees	11,838
Trustees' deferred compensation (Note 3)	6,509
Chief Compliance Officer fees	2,938
Trustees' fees and expenses	2,062
Commitment fees (Note 13)	1,643
Broker fees	797
Accrued other expenses	3,276
Total liabilities	3,276,473

Net Assets	$64,883,471

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$65,071,539
Total accumulated deficit	(188,068)
Net Assets	$64,883,471

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$64,883,471
Shares of beneficial interest issued and outstanding	3,244,485
Offering and redemption price per share	$20.00

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2021 (Unaudited)

Investment Income:
Interest	$299,044
Total investment income	299,044

Expenses:
Advisory fees	82,212
Shareholder servicing fees (Note 6)	24,463
Fund administration and accounting fees	43,591
Transfer agent fees and expenses	10,860
Custody fees	5,565
Registration fees	13,909
Auditing fees	11,838
Legal fees	9,095
Shareholder reporting fees	5,203
Chief Compliance Officer fees	4,663
Interest on securities sold short	4,336
Trustees' fees and expenses	3,092
Miscellaneous	2,463
Commitment fees (Note 13)	970
Insurance fees	193
Total expenses	222,453
Advisory fees waived	(52,722)
Net expenses	169,731
Net investment income	129,313

Realized and Unrealized Gain:
Net realized gain on:
Investments	35,815
Securities sold short	5,323
Net realized gain	41,138
Net change in unrealized appreciation/depreciation on:
Investments	(194,555)
Securities sold short	5,512
Net change in unrealized appreciation/depreciation	(189,043)
Net realized and unrealized loss	(147,905)

Net Decrease in Net Assets from Operations	$(18,592)

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$129,313	$297,460
Net realized gain on investments and securities sold short	41,138	57,036
Net change in unrealized appreciation/depreciation on investments and securities sold short	(189,043)	44,359
Net increase (decrease) in net assets resulting from operations	(18,592)	398,855

Distributions to Shareholders:
Distributions	(155,914)	(299,704)
Total distributions to shareholders	(155,914)	(299,704)

Capital Transactions:
Net proceeds from shares sold	24,257,477	56,344,332
Reinvestment of distributions	138,831	267,424
Cost of shares redeemed	(30,700,751)	(26,035,080)
Net increase (decrease) in net assets from capital transactions	(6,304,443)	30,576,676

Total increase (decrease) in net assets	(6,478,949)	30,675,827

Net Assets:
Beginning of period	71,362,420	40,686,593
End of period	$64,883,471	$71,362,420

Capital Share Transactions:
Shares sold	1,210,545	2,806,442
Shares reinvested	6,937	13,327
Shares redeemed	(1,529,812)	(1,296,625)
Net increase (decrease) in capital share transactions	(312,330)	1,523,144

See accompanying Notes to Financial Statements.

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended			For the Period August 1, 2018	For the	For the Period October 7, 2016*
	December 31, 2021	For the Year Ended June 30,		through	Year Ended	through
	(Unaudited)	2021	2020	June 30, 2019**	July 31, 2018	July 31, 2017

Net asset value, beginning of period	$20.06	$20.01	$20.05	$20.02	$20.03	$20.00
Income from Investment Operations:
Net investment income[1]	0.04	0.12	0.39	0.46	0.35	0.23
Net realized and unrealized gain (loss)	(0.05)	0.05	(0.01)	0.06	(0.02)	0.01
Total from investment operations	(0.01)	0.17	0.38	0.52	0.33	0.24
Less Distributions:
From net investment income	(0.05)	(0.12)	(0.42)	(0.49)	(0.34)	(0.21)
Total distributions	(0.05)	(0.12)	(0.42)	(0.49)	(0.34)	(0.21)

Net asset value, end of period	$20.00	$20.06	$20.01	$20.05	$20.02	$20.03

Total return[2]	(0.03)%[4]	0.87%	1.91%	2.64%[4]	1.66%	1.18%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64,883	$71,362	$40,687	$47,787	$66,118	$52,768

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[5]	0.68%[3]	0.67%	0.82%	0.79%[3]	0.84%	0.94%[3]
After fees waived and expenses absorbed[5]	0.52%[3]	0.51%	0.50%	0.51%[3]	0.51%	0.50%[3]

Ratio of net investment income to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed	0.23%[3]	0.44%	1.65%	2.23%[3]	1.44%	0.97%[3]
After fees waived and expenses absorbed	0.39%[3]	0.60%	1.97%	2.51%[3]	1.77%	1.41%[3]

Portfolio turnover rate	65%[4]	117%	100%	72%[4]	147%	118%[4]

*	Commencement of operations.

**	Fiscal year end changed to June 30 effective August 1, 2018.

[1]	Based on average shares outstanding for the period.

[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Annualized.

[4]	Not annualized.

[5]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.02% for the six months ended December 31, 2021, 0.01% and 0.00% for the fiscal years ended June 30, 2021 and June 30, 2020, respectively, and 0.01% for the period ended June 30, 2019, and 0.01% for the fiscal year ended July 31, 2018, and 0.00% for the period ended July 31, 2017.

See accompanying Notes to Financial Statements.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2021 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Income Plus Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(b) Bank Loans

The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(d) Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(f) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(g) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

(h) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(i) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(j) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(k) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2021, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. Prior to November 1, 2019, the Income Plus Fund paid monthly investment advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.75% and 0.50% of the Income Plus Fund and Ultra-Short Duration Investment Grade Fund’s average daily net assets, respectively. This agreement is in effect until October 31, 2022 and it may be terminated before that date only by the Trust’s Board of Trustees.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

For the six months ended December 31, 2021, the Advisor waived advisory fees totaling $52,722 for the Ultra-Short Duration Investment Grade Fund. The Funds’ Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Income Plus Fund has recovered all previously available expenses. The Advisor may recapture all or a portion of this amount no later than dates stated below:

Ultra-Short Duration Investment Grade Fund
June 30, 2022	$146,653
June 30, 2023	137,580
June 30, 2024	80,185
June 30, 2025	52,722
Total	$417,140

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2021, are reported on the Statement of Operations.

The Income Plus Fund has a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the six months ended December 31, 2021, no credits were earned to reduce total fees.

IMST Distributors, LLC (“Distributor”) serves as the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended December 31, 2021, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended December 31, 2021, are reported on the Statement of Operations.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 4 – Federal Income Taxes

At December 31, 2021, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$943,262,919	$61,556,822

Gross unrealized appreciation	$4,184,019	$66,296
Gross unrealized depreciation	(3,327,321)	(118,437)
Net unrealized appreciation (depreciation) on investments	$856,698	$(52,141)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Undistributed ordinary income	$100,014	$1,526
Undistributed long-term gains	-	-
Tax accumulated earnings	100,014	1,526

Accumulated capital and other losses	(13,350,960)	(145,942)
Unrealized appreciation on investments and securities sold short	5,888,091	136,902
Foreign currency translations	(31,498)	-
Unrealized deferred compensation	(8,348)	(6,048)
Total accumulated deficit	$(7,702,701)	$(13,562)

The tax character of the distribution paid during the fiscal years ended June 30, 2021 and June 30, 2020, were as follows:

	Income Plus Fund		Ultra-Short Duration Investment Grade Fund
Distribution paid from:	2021	2020	2021	2020
Ordinary income	$10,990,460	$17,275,027	$299,704	$848,669
Net long-term capital gains	-	-	-	-
Total taxable distributions	10,990,460	17,275,027	299,704	848,669
Total distributions paid	$10,990,460	$17,275,027	$299,704	$848,669

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

At June 30, 2021, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Income Plus Fund	$-	$13,350,960	$13,350,960
Ultra-Short Duration Investment Grade Fund	103,862	42,080	145,942

Note 5 – Investment Transactions

For the six months ended December 31, 2021, for the Income Plus Fund, purchases and sales of investments, excluding short-term investments, futures contracts, forward contracts and swap contracts were $446,622,961 and $331,616,167, respectively. Securities sold short and short securities covered were $69,714,650 and $84,881,329, respectively, for the same period.

For the six months ended December 31, 2021, for the Ultra-Short Duration Investment Grade Fund, purchases and sales of investments, excluding short-term investments, were $28,444,396 and $33,667,608, respectively. Securities sold short and short securities covered were $4,208,518 and $1,535,023, respectively, for the same period.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2021, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee

Effective April 3, 2017, the Income Plus Fund no longer charges redemption fees. Prior to April 3, 2017, the Income Plus Fund imposed a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Prior to August 5, 2016, the Income Plus Fund imposed a redemption fee of 2.00% of the total redemption amount within 180 days of purchase.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2021, in valuing the Funds’ assets carried at fair value:

Income Plus Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$103,948,141	$-	$103,948,141
Bonds
Asset-Backed Securities	-	428,474,310	4,495,000	432,969,310
Commercial Mortgage-Backed
Securities	-	49,091,359	2,500,000	51,591,359
Corporate*	-	224,058,934	-	224,058,934
U.S. Government	-	67,994,790	-	67,994,790
Commercial Paper	-	76,720,182	-	76,720,182
Short-Term Investments	28,092,360	-	-	28,092,360
Total Investments	$28,092,360	$950,287,716	$6,995,000	$985,375,076
Other Financial Instruments**
Futures Contracts	-	9,375	-	9,375
Swap Contracts	-	137,877	-	137,877
Forward Contracts	-	359,841	-	359,841
Total Assets	$28,092,360	$950,794,809	$6,995,000	$985,882,169

Liabilities
Securities Sold Short
Bonds
U.S. Government	$-	$41,255,459	$-	$41,255,459
Total Securities Sold Short	$-	$41,255,459	$-	$41,255,459
Other Financial Instruments**
Futures Contracts	-	5,078	-	5,078
Swap Contracts	-	75,887	-	75,887
Forward Contracts	-	95,558	-	95,558
Total Liabilities	$-	$41,431,982	$-	$41,431,982

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Ultra-Short Duration Investment Grade Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bank Loans	$-	$1,715,860	$-	$1,715,860
Bonds
Asset-Backed Securities	-	25,722,105	-	25,722,105
Commercial Mortgage-Backed
Securities	-	1,271,998	-	1,271,998
Corporate*	-	20,269,503	-	20,269,503
Residential Mortgage-Backed Securities	-	253,368		253,368
U.S. Government	-	7,447,929	-	7,447,929
Commercial Paper	-	6,598,519	-	6,598,519
Short-Term Investments	1,454,575	-	-	1,454,575
Total Assets	$1,454,575	$63,279,282	$-	$64,733,857

Liabilities
Securities Sold Short
Bonds
U.S. Government	$-	$3,229,176	$-	$3,229,176
Total Liabilities	$-	$3,229,176	$-	$3,229,176

*	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
***	The Fund did not hold any level 3 securities at period end.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Income Plus Fund
	Asset-Backed Securities	Commercial Mortgage- Backed Securities
Balance as of June 30, 2021	$11,974,975	$-
Transfers into Level 3 during the period*	-	-
Transfers out of Level 3 during the period**	(11,350,630)	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	(624,345)	-
Included in other comprehensive income	-	-
Net purchases	4,495,000	2,500,000
Net sales	-	-
Balance as of December 31, 2021	$4,495,000	$2,500,000
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(65,269)	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2021:

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input[1]	Range of Input	Weighted Average of Input	Impact to Valuation from an increase in Input[2]
Asset-Backed Securities	$4,495,000	Market Approach	Precedent Transaction	$99.50 – 100.00	99.8893	Increase
Commercial Mortgage-Backed Securities	$2,500,000	Market Approach	Precedent Transaction	$100.00	N/A	Increase

[1]	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
[2]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

	Ultra-Short Duration Investment Grade
	Asset-Backed Securities	Residential Mortgage- Backed Securities
Balance as of June 30, 2021	$299,997	$299,999
Transfers into Level 3 during the period*	-	-
Transfers out of Level 3 during the period**	(299,383)	(253,368)
Total gains or losses for the period
Included in earnings (or changes in net assets)	(614)	(46,631)
Included in other comprehensive income	-	-
Net purchases	-	-
Net sales	-	-
Balance as of December 31, 2021	$-	$-
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(614)	$(1,906)

Note 10 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Income Plus Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Income Plus Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Income Plus Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2021 by risk category are as follows:

	Derivatives not designated as hedging instruments
			Foreign	Interest
	Credit	Equity	Exchange	Rate
	Contracts	Contracts	Contracts	Contracts	Total
Assets
Unrealized appreciation on open swap contracts	$137,877	$-	$-	$-	$137,877
Unrealized appreciation on open futures contracts*	-	-	-	9,375	9,375
Unrealized appreciation on forward foreign currency exchange contracts	-	-	264,283	-	264,283
	$137,877	$-	$264,283	$9,375	$411,535
Liabilities
Unrealized depreciation on open swap contracts	$75,887	$-	$-	$-	$75,887
Unrealized depreciation on open futures contracts*	-	-	-	5,078	5,078
	$75,887	$-	$-	$5,078	$80,965

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2021 are as follows:

	Derivatives not designated as hedging instruments
			Foreign	Interest
	Credit	Equity	Exchange	Rate
	Contracts	Contracts	Contracts	Contracts	Total
Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$39,928	$39,928
Purchased option contracts	-	(401,833)	-	-	(401,833)
Swap contracts	291,858	-	-	-	291,858
	$291,858	$(401,833)	$-	$39,928	$(70,047)

Net Change in Unrealized Appreciation/Depreciation on Derivatives
Futures contracts	$-	$-	$-	$28,859	$28,859
Purchased option contracts	-	316,991	-	-	316,991
Forward contracts	-	-	222,576	-	222,576
Swap contracts	(64,374)	-	-	-	(64,374)
	$(64,374)	$316,991	$222,576	$28,859	$504,052

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2021 are as follows:

Derivatives not designated as hedging instruments
Futures contracts	Interest rate contracts	Notional amount	$(15,168,880)
Purchased option contracts	Equity contracts	Notional amount	37,396,667
Forward contracts	Foreign exchange contracts	Notional amount	(5,980,473)
Swap contracts	Credit contracts	Notional amount	16,666,667

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized appreciation on open swap contacts – asset receivable	J.P. Morgan	$137,877	$(75,887)	$-	$61,990
Unrealized depreciation on open swap contacts – liability payable	J.P. Morgan	75,887	(75,887)	-	-

*	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.
**	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 12 – Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of December 31, 2021, the total unfunded amount was 2.1% of the Income Plus Fund’s net assets and the Ultra-Short Duration Fund had no unfunded loan commitments outstanding.

As of December 31, 2021, the Income Plus Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Ali Group North America Corp.	$2,250,000	$2,238,750	$2,239,065	$315
Axalta Coating Systems U.S. Holdings, Inc.	1,450,000	1,437,313	1,450,906	13,593
Beacon Roofing Supply, Inc.	1,500,000	1,490,625	1,493,437	2,812
Covanta Holding Corp.	1,250,000	1,246,875	1,252,812	5,937
FleetCor Technologies Operating Co. LLC	1,000,000	987,500	989,500	2,000
II-VI, Inc.	1,500,000	1,485,000	1,500,315	15,315
JBS USA LUX S.A.	2,150,000	2,125,813	2,148,409	22,596
MKS Instruments, Inc.	1,700,000	1,695,750	1,698,512	2,762
National Mentor Holdings, Inc.	42,974	42,974	42,571	(403)
Ortho-Clinical Diagnostics S.A.	1,178,500	1,179,973	1,179,225	(748)
Pilot Travel Centers LLC	1,000,000	995,000	995,355	355
RH	2,500,000	2,496,875	2,498,125	1,250
Select Medical Corp.	1,000,000	996,250	995,625	(625)
Trans Union LLC	2,000,000	1,995,000	1,997,500	2,500

Note 13 – Line of Credit

The Funds together with other funds managed by the Advisor (together “Palmer Square Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of each Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 3.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the six months ended December 31, 2021 are disclosed in the Statement of Operations. During the six months ended December 31, 2021, the Ultra-Short Duration Investment Grade Fund borrowed $5,600,000 and the borrowing rate was 3.00%. The Income Plus Fund did not borrow under the line of credit agreement during the six months ended December 31, 2021. There was no line of credit payable balance in the Funds at December 31, 2021.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 14 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in each Fund. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments are not reasonably estimable at this time.

Note 15 - Recently Issued Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund(s). When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The SEC adopted new Rule 12d1-4, which will allow registered investment companies (including business development companies (“BDCs”), unit investment trusts (“UITs”), closed-end funds, exchange-traded funds (“ETFs”), and exchange-traded managed funds (“ETMFs”) (an “acquiring” fund), to invest in other investment companies (an “acquired fund”), including private funds under a specific exception, beyond the limits of Section 12(d)(1), subject to the conditions of the rule. Rule 12d1-4 became effective January 19, 2021. Funds electing to rely on Rule 12d1-4 will have to comply with the rules by January 19, 2022.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2021 (Unaudited)

Note 16 – Events Subsequent to Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At a meeting held on September 13-15, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management, LLC (the “Investment Advisor”) with respect to the Palmer Square Income Plus Fund (the “Income Plus Fund”) and the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Ultra-Short Fund” and together with the Income Plus Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Advisory Agreement at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2021; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

●	The Income Plus Fund’s annualized total returns for the one- and five-year periods were above the Peer Group and Ultrashort Bond Fund Universe median returns and the Bloomberg U.S. 1-3 Year Corporate Bond Index returns. The Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, but below the Bloomberg Index return by 0.39%. The Trustees noted the Investment Advisor’s assertion that the Fund’s underperformance compared to the Bloomberg Index was primarily due to the Fund’s underperformance in the first quarter of 2020, which was negatively impacted by the Fund’s lower interest rate duration and exposure to collateralized loan obligations, high yield bonds, and bank loans.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The Ultra-Short Fund’s annualized total return for the three-year period was above the ICE BofA 3-Month U.S. Treasury Bill Index return, but below the Ultrashort Bond Fund Universe median return by 0.01% and the Peer Group median return by 0.40%. The Fund’s total return for the one-year period was above the ICE BofA Index return, but below the Fund Universe and Peer Group median returns by 0.02% and 0.38%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance compared to the Peer Group was primarily due to the Fund having shorter interest rate and spread duration than the funds in the Peer Group for the first six months of 2021.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Income Plus Fund’s annual investment advisory fee (gross of fee waivers) was higher than both the Peer Group and Ultrashort Bond Fund Universe medians by 0.24%. The Trustees noted the Investment Advisor’s belief that from a risk and flexibility perspective, the Fund falls between the Fund Universe and the Non-Traditional Bond fund universe, and that as a result, the Fund’s advisory fee is higher than the advisory fees of many of the funds in the Fund Universe, but lower than the advisory fees of many of the funds in the Non-Traditional Bond fund universe. The Trustees considered that the Fund’s advisory fee was within the range of the advisory fees that the Investment Advisor charges to manage separate accounts for institutional clients using the same strategy as the Fund, and higher than the fees that the Investment Advisor charges to manage a private fund and a collective investment trust using the same strategy as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the higher than the Fund Universe and Peer Group medians by 0.39% and 0.41%, respectively. The Trustees noted, however, that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s assertion that the investment advisors of certain funds in the Peer Group have significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels.

●	The Ultra-Short Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Ultrashort Bond Fund Universe medians. The Trustees noted that the Fund’s advisory fee was the same as the fee that the Investment Advisor charges to manage a private fund using the same strategy as the Fund, and lower than the fee that the Investment Advisor will charge to manage a new collective investment trust using the same strategy as the Fund. The Trustees also noted that the Fund’s advisory fee was lower than the advisory fee paid by the other series of the Trust managed by the Investment Advisor.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.14%, respectively. The Trustees noted the Investment Advisor’s assertion that the investment advisors of certain funds in the Peer Group have significantly greater resources available to subsidize the expenses of their funds and cap their funds’ expenses at lower levels. The Trustees also observed that the average net assets of the Fund were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2021, noting that the Investment Advisor had recouped fees it had previously waived with respect to the Income Plus Fund, had waived a majority of its advisory fee for the Ultra-Short Fund, and had not realized a profit with respect to the Ultra-Short Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the Income Plus Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Palmer Square Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 14-15, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

Palmer Square Income Plus Fund

Palmer Square Ultra-Short Duration Investment Grade Fund

The Board has appointed Palmer Square Capital Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2020 through June 30, 2021 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);

●	An overview of market liquidity for each Fund during the Program Reporting Period;

●	Each Fund’s ability to meet redemption requests;

●	Each Fund’s cash management;

●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;

●	Each Fund’s compliance with the 15% limit of illiquid investments; and

●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Palmer Square Funds

EXPENSE EXAMPLES

For the Six Months Ended December 31, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
Income Plus Fund	Account Value	Account Value	During Period*
	7/1/21	12/31/21	7/1/21 – 12/31/21
Actual Performance	$1,000.00	$1,003.10	$3.86
Hypothetical (5% annual return before expenses)	1,000.00	1,021.35	3.89

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

	Beginning	Ending	Expenses Paid
Ultra-Short Duration Investment Grade Fund	Account Value	Account Value	During Period*
	7/1/21	12/31/21	7/1/21 – 12/31/21
Actual Performance	$1,000.00	$999.70	$2.60
Hypothetical (5% annual return before expenses)	1,000.00	1,022.60	2.63

*	Expenses are equal to the Fund’s annualized expense ratio of 0.52%, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Palmer Square Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Palmer Square Capital Management LLC

1900 Shawnee Mission Parkway, Suite 315

Mission Woods, Kansas 66205

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th

Floor Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388
Palmer Square Ultra-Short Duration Investment Grade Fund	PSDSX	46141Q 816

Privacy Principles of the Palmer Square Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 933-9033 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 933-9033.

Palmer Square Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 933-9033

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2022